EQUITABLE AMERICA VARIABLE ACCOUNT 70A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Separate Account 70A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account 70A indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for the period February 22, 2021 (commencement of operations) through December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account 70A as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the period February 22, 2021 (commencement of operations) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

1290 VT DOUBLELINE DYNAMIC ALLOCATION	EQ/EMERGING MARKETS EQUITY PLUS
1290 VT DOUBLELINE OPPORTUNISTIC BOND	EQ/EQUITY 500 INDEX
1290 VT EQUITY INCOME	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP
1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION
1290 VT GAMCO SMALL COMPANY VALUE	EQ/FRANKLIN GROWTH ALLOCATION
1290 VT HIGH YIELD BOND	EQ/FRANKLIN MODERATE ALLOCATION
1290 VT LOW VOLATILITY GLOBAL EQUITY	EQ/FRANKLIN RISING DIVIDENDS
1290 VT MICRO CAP	EQ/FRANKLIN STRATEGIC INCOME
1290 VT MODERATE GROWTH ALLOCATION	EQ/GOLDMAN SACHS GROWTH ALLOCATION
1290 VT NATURAL RESOURCES	EQ/GOLDMAN SACHS MID CAP VALUE
1290 VT REAL ESTATE	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION
1290 VT SMALL CAP VALUE	EQ/GROWTH STRATEGY
1290 VT SMARTBETA EQUITY	EQ/INTERMEDIATE GOVERNMENT BOND
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	EQ/INTERNATIONAL CORE MANAGED VOLATILITY
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	EQ/INTERNATIONAL EQUITY INDEX
AMERICAN FUNDS INSURANCE SERIES THE BOND FUND OF AMERICA	EQ/INVESCO COMSTOCK
BLACKROCK GLOBAL ALLOCATION V.I. FUND	EQ/INVESCO GLOBAL
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	EQ/INVESCO GLOBAL REAL ASSETS
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	EQ/INVESCO INTERNATIONAL GROWTH
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	EQ/INVESCO MODERATE ALLOCATION
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	EQ/INVESCO MODERATE GROWTH ALLOCATION
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/JANUS ENTERPRISE
DELAWARE IVY VIP HIGH INCOME	EQ/JPMORGAN GROWTH ALLOCATION
EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/JPMORGAN VALUE OPPORTUNITIES
EQ/AB DYNAMIC AGGRESSIVE GROWTH	EQ/LARGE CAP GROWTH INDEX
EQ/AB DYNAMIC GROWTH	EQ/LARGE CAP VALUE INDEX
EQ/AB DYNAMIC MODERATE GROWTH	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/AB SMALL CAP GROWTH	EQ/LAZARD EMERGING MARKETS EQUITY
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/LOOMIS SAYLES GROWTH
EQ/ALL ASSET GROWTH ALLOCATION	EQ/MFS INTERNATIONAL GROWTH
EQ/AMERICAN CENTURY MID CAP VALUE	EQ/MFS INTERNATIONAL INTRINSIC VALUE
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	EQ/MFS MID CAP FOCUSED GROWTH
EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	EQ/MFS TECHNOLOGY
EQ/BALANCED STRATEGY	EQ/MFS UTILITIES SERIES
EQ/CLEARBRIDGE LARGE CAP GROWTH	EQ/MID CAP INDEX
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/COMMON STOCK INDEX	EQ/MODERATE ALLOCATION
EQ/CONSERVATIVE GROWTH STRATEGY	EQ/MODERATE GROWTH STRATEGY
EQ/CONSERVATIVE STRATEGY	EQ/MONEY MARKET
EQ/CORE BOND INDEX	EQ/PIMCO GLOBAL REAL RETURN

FSA-2

EQ/PIMCO REAL RETURN	INVESCO V.I. MAIN STREET MID CAP FUND
EQ/PIMCO TOTAL RETURN	INVESCO V.I. SMALL CAP EQUITY FUND
EQ/PIMCO ULTRA SHORT BOND	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO
EQ/SMALL COMPANY INDEX	MFS® INVESTORS TRUST SERIES
EQ/T. ROWE PRICE GROWTH STOCK	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
EQ/T. ROWE PRICE HEALTH SCIENCES	MULTIMANAGER AGGRESSIVE EQUITY
EQ/VALUE EQUITY	MULTIMANAGER TECHNOLOGY
EQ/WELLINGTON ENERGY	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
FIDELITY® VIP MID CAP PORTFOLIO	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO
FRANKLIN ALLOCATION VIP FUND	PROFUND VP BIOTECHNOLOGY
FRANKLIN INCOME VIP FUND	PUTNAM VT DIVERSIFIED INCOME FUND
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	TEMPLETON DEVELOPING MARKETS VIP FUND
INVESCO V.I. EQUITY AND INCOME FUND	TEMPLETON GLOBAL BOND VIP FUND
INVESCO V.I. HIGH YIELD FUND

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account 70A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account 70A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 15, 2022

We have served as the auditor of one or more of the variable investment options of Separate Account 70A since 2021.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$422,492	$248,603	$46,542	$124,530	$1,549,034	$261,642
Receivable for shares of the Portfolios sold	—	9	2	5	—	9
Receivable for policy-related transactions	359,998	—	—	—	1,460	—

Total assets	782,490	248,612	46,544	124,535	1,550,494	261,651

Liabilities:
Payable for shares of the Portfolios purchased	359,998	—	—	—	1,404	—

Total liabilities	359,998	—	—	—	1,404	—

Net Assets	$422,492	$248,612	$46,544	$124,535	$1,549,090	$261,651

Net Assets:
Accumulation unit values	$422,492	$248,612	$46,544	$124,535	$1,549,090	$261,651

Total Net Assets	$422,492	$248,612	$46,544	$124,535	$1,549,090	$261,651

Investments in shares of the Portfolios, at cost	$426,677	$254,274	$45,472	$125,680	$1,566,870	$268,409

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$135,237	$183,808	$10,239,687	$98,195	$229,512	$348,746
Receivable for shares of the Portfolios sold	5	8	368	4	—	13
Receivable for policy-related transactions	—	—	—	—	731	—

Total assets	135,242	183,816	10,240,055	98,199	230,243	348,759

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	722	—
Payable for policy-related transactions	—	—	280	—	—	—

Total liabilities	—	—	280	—	722	—

Net Assets	$135,242	$183,816	$10,239,775	$98,199	$229,521	$348,759

Net Assets:
Accumulation unit values	$135,242	$183,816	$10,239,775	$98,199	$229,521	$348,759

Total Net Assets	$135,242	$183,816	$10,239,775	$98,199	$229,521	$348,759

Investments in shares of the Portfolios, at cost	$132,094	$237,892	$9,988,128	$98,059	$311,218	$393,964

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	1290 VT SMARTBETA EQUITY*	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$331,923	$88,028	$234,803	$485,522	$197,680	$1,067,782
Receivable for shares of the Portfolios sold	12	3	9	—	7	—
Receivable for policy-related transactions	—	—	93	521	—	2,189

Total assets	331,935	88,031	234,905	486,043	197,687	1,069,971

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	503	—	2,151

Total liabilities	—	—	—	503	—	2,151

Net Assets	$331,935	$88,031	$234,905	$485,540	$197,687	$1,067,820

Net Assets:
Accumulation unit values	$331,935	$88,031	$234,905	$485,540	$197,687	$1,067,820

Total Net Assets	$331,935	$88,031	$234,905	$485,540	$197,687	$1,067,820

Investments in shares of the Portfolios, at cost	$336,700	$91,361	$241,424	$491,752	$228,116	$1,164,049

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EATON VANCE VT FLOATING-RATE INCOME FUND
Assets:
Investments in shares of the Portfolios, at fair value	$65,926	$1,863	$95,401	$223,288	$988,968	$52,195
Receivable for shares of the Portfolios sold	3	—	4	8	—	3
Receivable for policy-related transactions	—	6	—	—	1,185	—

Total assets	65,929	1,869	95,405	223,296	990,153	52,198

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	1,149	—

Total liabilities	—	—	—	—	1,149	—

Net Assets	$65,929	$1,869	$95,405	$223,296	$989,004	$52,198

Net Assets:
Accumulation unit values	$65,929	$1,869	$95,405	$223,296	$989,004	$52,198

Total Net Assets	$65,929	$1,869	$95,405	$223,296	$989,004	$52,198

Investments in shares of the Portfolios, at cost	$79,721	$1,704	$93,438	$226,748	$993,656	$52,154

The accompanying notes are an integral part of these financial statements.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$12,029,124	$11,914,497	$11,976,353	$874,921	$47,023,978	$121,190
Receivable for shares of the Portfolios sold	432	434	—	—	—	5
Receivable for policy-related transactions	—	—	9,633	585	85,851	—

Total assets	12,029,556	11,914,931	11,985,986	875,506	47,109,829	121,195

Liabilities:
Payable for shares of the Portfolios purchased	—	—	9,570	553	85,641	—
Payable for policy-related transactions	399	363	—	—	—	—

Total liabilities	399	363	9,570	553	85,641	—

Net Assets	$12,029,157	$11,914,568	$11,976,416	$874,953	$47,024,188	$121,195

Net Assets:
Accumulation unit values	$12,029,157	$11,914,568	$11,976,416	$874,953	$47,024,188	$121,195

Total Net Assets	$12,029,157	$11,914,568	$11,976,416	$874,953	$47,024,188	$121,195

Investments in shares of the Portfolios, at cost	$12,077,661	$11,741,667	$12,103,461	$981,473	$48,376,733	$133,110

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$205,734	$6,136,064	$1,658,926	$23,446,099	$70,380	$226,578
Receivable for shares of the Portfolios sold	8	221	60	846	3	9

Total assets	205,742	6,136,285	1,658,986	23,446,945	70,383	226,587

Liabilities:
Payable for policy-related transactions	—	154	—	714	—	—

Total liabilities	—	154	—	714	—	—

Net Assets	$205,742	$6,136,131	$1,658,986	$23,446,231	$70,383	$226,587

Net Assets:
Accumulation unit values	$205,742	$6,136,131	$1,658,986	$23,446,231	$70,383	$226,587

Total Net Assets	$205,742	$6,136,131	$1,658,986	$23,446,231	$70,383	$226,587

Investments in shares of the Portfolios, at cost	$219,313	$6,093,560	$1,611,724	$24,017,511	$69,471	$221,473

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$1,900,839	$12,201,619	$3,653,859	$564,031	$171,912	$4,741,096
Receivable for shares of the Portfolios sold	—	438	132	21	7	—
Receivable for policy-related transactions	650	—	—	—	—	19,872

Total assets	1,901,489	12,202,057	3,653,991	564,052	171,919	4,760,968

Liabilities:
Payable for shares of the Portfolios purchased	581	—	—	—	—	19,829
Payable for policy-related transactions	—	361	106	—	—	—

Total liabilities	581	361	106	—	—	19,829

Net Assets	$1,900,908	$12,201,696	$3,653,885	$564,052	$171,919	$4,741,139

Net Assets:
Accumulation unit values	$1,900,908	$12,201,696	$3,653,885	$564,052	$171,919	$4,741,139

Total Net Assets	$1,900,908	$12,201,696	$3,653,885	$564,052	$171,919	$4,741,139

Investments in shares of the Portfolios, at cost	$1,905,686	$12,691,494	$3,773,155	$577,801	$185,596	$4,481,803

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*	EQ/FRANKLIN GROWTH ALLOCATION*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*
Assets:
Investments in shares of the Portfolios, at fair value	$310,750	$6,164,876	$2,601,466	$2,525,447	$297,932	$130,706
Receivable for shares of the Portfolios sold	12	222	93	91	11	5

Total assets	310,762	6,165,098	2,601,559	2,525,538	297,943	130,711

Liabilities:
Payable for policy-related transactions	—	191	—	—	—	—

Total liabilities	—	191	—	—	—	—

Net Assets	$310,762	$6,164,907	$2,601,559	$2,525,538	$297,943	$130,711

Net Assets:
Accumulation unit values	$310,762	$6,164,907	$2,601,559	$2,525,538	$297,943	$130,711

Total Net Assets	$310,762	$6,164,907	$2,601,559	$2,525,538	$297,943	$130,711

Investments in shares of the Portfolios, at cost	$318,649	$6,236,321	$2,616,408	$2,627,914	$270,941	$135,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$10,710,480	$243,578	$9,395,200	$50,006,100	$79,445	$92,453
Receivable for shares of the Portfolios sold	—	9	—	—	3	—
Receivable for policy-related transactions	9,669	—	9,698	18,481	—	1,460

Total assets	10,720,149	243,587	9,404,898	50,024,581	79,448	93,913

Liabilities:
Payable for shares of the Portfolios purchased	9,624	—	9,662	18,187	—	1,456

Total liabilities	9,624	—	9,662	18,187	—	1,456

Net Assets	$10,710,525	$243,587	$9,395,236	$50,006,394	$79,448	$92,457

Net Assets:
Accumulation unit values	$10,710,525	$243,587	$9,395,236	$50,006,394	$79,448	$92,457

Total Net Assets	$10,710,525	$243,587	$9,395,236	$50,006,394	$79,448	$92,457

Investments in shares of the Portfolios, at cost	$11,130,313	$252,380	$9,886,242	$51,645,979	$81,126	$100,086

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$736,181	$174,502	$503,163	$242,988	$113,329	$5,251,098
Receivable for shares of the Portfolios sold	—	7	—	9	5	189
Receivable for policy-related transactions	4,001	—	731	—	—	—

Total assets	740,182	174,509	503,894	242,997	113,334	5,251,287

Liabilities:
Payable for shares of the Portfolios purchased	3,974	—	712	—	—	—
Payable for policy-related transactions	—	—	—	—	—	169

Total liabilities	3,974	—	712	—	—	169

Net Assets	$736,208	$174,509	$503,182	$242,997	$113,334	$5,251,118

Net Assets:
Accumulation unit values	$736,208	$174,509	$503,182	$242,997	$113,334	$5,251,118

Total Net Assets	$736,208	$174,509	$503,182	$242,997	$113,334	$5,251,118

Investments in shares of the Portfolios, at cost	$744,054	$174,309	$518,976	$236,617	$117,906	$5,406,667

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$4,021,155	$835,590	$11,333,127	$1,105,624	$817,926	$514,460
Receivable for shares of the Portfolios sold	146	—	407	40	30	19
Receivable for policy-related transactions	—	585	—	—	—	—

Total assets	4,021,301	836,175	11,333,534	1,105,664	817,956	514,479

Liabilities:
Payable for shares of the Portfolios purchased	—	555	—	—	—	—
Payable for policy-related transactions	120	—	365	—	3	—

Total liabilities	120	555	365	—	3	—

Net Assets	$4,021,181	$835,620	$11,333,169	$1,105,664	$817,953	$514,479

Net Assets:
Accumulation unit values	$4,021,181	$835,620	$11,333,169	$1,105,664	$817,953	$514,479

Total Net Assets	$4,021,181	$835,620	$11,333,169	$1,105,664	$817,953	$514,479

Investments in shares of the Portfolios, at cost	$4,142,193	$873,504	$12,043,601	$1,281,797	$818,893	$514,260

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$369,635	$109,246	$287,181	$520,802	$896,594	$458,657
Receivable for shares of the Portfolios sold	—	4	11	—	33	17
Receivable for policy-related transactions	2,190	—	—	2,159	—	—

Total assets	371,825	109,250	287,192	522,961	896,627	458,674

Liabilities:
Payable for shares of the Portfolios purchased	2,176	—	—	2,139	—	—

Total liabilities	2,176	—	—	2,139	—	—

Net Assets	$369,649	$109,250	$287,192	$520,822	$896,627	$458,674

Net Assets:
Accumulation unit values	$369,649	$109,250	$287,192	$520,822	$896,627	$458,674

Total Net Assets	$369,649	$109,250	$287,192	$520,822	$896,627	$458,674

Investments in shares of the Portfolios, at cost	$390,246	$119,120	$304,087	$570,094	$887,635	$429,039

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,583,854	$241,972	$1,178,768	$355,678	$913,298	$30,599,459
Receivable for shares of the Portfolios sold	58	9	—	14	33	—
Receivable for policy-related transactions	—	—	12,001	—	—	24,136

Total assets	1,583,912	241,981	1,190,769	355,692	913,331	30,623,595

Liabilities:
Payable for shares of the Portfolios purchased	—	—	11,958	—	—	23,885

Total liabilities	—	—	11,958	—	—	23,885

Net Assets	$1,583,912	$241,981	$1,178,811	$355,692	$913,331	$30,599,710

Net Assets:
Accumulation unit values	$1,583,912	$241,981	$1,178,811	$355,692	$913,331	$30,599,710

Total Net Assets	$1,583,912	$241,981	$1,178,811	$355,692	$913,331	$30,599,710

Investments in shares of the Portfolios, at cost	$1,685,142	$235,467	$1,216,803	$379,837	$953,048	$32,064,013

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$369,153	$109,631	$392,818	$891,162	$144,683	$553,505
Receivable for shares of the Portfolios sold	—	—	15	33	6	—
Receivable for policy-related transactions	292	1,915	—	—	—	4,000

Total assets	369,445	111,546	392,833	891,195	144,689	557,505

Liabilities:
Payable for shares of the Portfolios purchased	276	1,911	—	—	—	3,980

Total liabilities	276	1,911	—	—	—	3,980

Net Assets	$369,169	$109,635	$392,833	$891,195	$144,689	$553,525

Net Assets:
Accumulation unit values	$369,169	$109,635	$392,833	$891,195	$144,689	$553,525

Total Net Assets	$369,169	$109,635	$392,833	$891,195	$144,689	$553,525

Investments in shares of the Portfolios, at cost	$369,089	$120,440	$410,376	$908,673	$145,788	$596,191

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,624,631	$1,215,520	$295,793	$230,156	$476,934	$693,512
Receivable for shares of the Portfolios sold	—	44	12	8	—	—
Receivable for policy-related transactions	975	—	—	—	1,308	1,120

Total assets	1,625,606	1,215,564	295,805	230,164	478,242	694,632

Liabilities:
Payable for shares of the Portfolios purchased	916	—	—	—	1,296	1,095

Total liabilities	916	—	—	—	1,296	1,095

Net Assets	$1,624,690	$1,215,564	$295,805	$230,164	$476,946	$693,537

Net Assets:
Accumulation unit values	$1,624,690	$1,215,564	$295,805	$230,164	$476,946	$693,537

Total Net Assets	$1,624,690	$1,215,564	$295,805	$230,164	$476,946	$693,537

Investments in shares of the Portfolios, at cost	$1,723,087	$1,243,814	$331,426	$224,284	$523,262	$712,491

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$251,017	$79,507	$709,019	$165,394	$81,124	$262,969
Receivable for shares of the Portfolios sold	10	3	26	7	4	10

Total assets	251,027	79,510	709,045	165,401	81,128	262,979

Liabilities:

Total liabilities	—	—	—	—	—	—

Net Assets	$251,027	$79,510	$709,045	$165,401	$81,128	$262,979

Net Assets:
Accumulation unit values	$251,027	$79,510	$709,045	$165,401	$81,128	$262,979

Total Net Assets	$251,027	$79,510	$709,045	$165,401	$81,128	$262,979

Investments in shares of the Portfolios, at cost	$241,991	$77,970	$690,197	$162,881	$79,083	$271,570

The accompanying notes are an integral part of these financial statements.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$17,892	$80,973	$815,450	$107,087	$207,034	$130,705
Receivable for shares of the Portfolios sold	—	3	—	5	8	5
Receivable for policy-related transactions	—	—	651	—	—	—

Total assets	17,892	80,976	816,101	107,092	207,042	130,710

Liabilities:
Payable for shares of the Portfolios purchased	—	—	621	—	—	—

Total liabilities	—	—	621	—	—	—

Net Assets	$17,892	$80,976	$815,480	$107,092	$207,042	$130,710

Net Assets:
Accumulation unit values	$17,892	$80,976	$815,480	$107,092	$207,042	$130,710

Total Net Assets	$17,892	$80,976	$815,480	$107,092	$207,042	$130,710

Investments in shares of the Portfolios, at cost	$17,115	$83,145	$852,907	$105,528	$201,645	$148,345

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BIOTECHNOLOGY
Assets:
Investments in shares of the Portfolios, at fair value	$1,194,561	$19,843	$39,869	$182,045	$176,496	$292,440
Receivable for shares of the Portfolios sold	—	1	—	7	8	11
Receivable for policy-related transactions	390	—	—	—	—	—

Total assets	1,194,951	19,844	39,869	182,052	176,504	292,451

Liabilities:
Payable for shares of the Portfolios purchased	346	—	—	—	—	—

Total liabilities	346	—	—	—	—	—

Net Assets	$1,194,605	$19,844	$39,869	$182,052	$176,504	$292,451

Net Assets:
Accumulation unit values	$1,194,605	$19,844	$39,869	$182,052	$176,504	$292,451

Total Net Assets	$1,194,605	$19,844	$39,869	$182,052	$176,504	$292,451

Investments in shares of the Portfolios, at cost	$1,258,805	$19,954	$40,144	$179,242	$177,539	$286,671

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	PUTNAM VT DIVERSIFIED INCOME FUND	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$17,483	$121,497	$251,892
Receivable for shares of the Portfolios sold	1	5	10

Total assets	17,484	121,502	251,902

Liabilities:
Total liabilities	—	—	—

Net Assets	$17,484	$121,502	$251,902

Net Assets:
Accumulation unit values	$17,484	$121,502	$251,902

Total Net Assets	$17,484	$121,502	$251,902

Investments in shares of the Portfolios, at cost	$18,391	$127,116	$255,309

The accompanying notes are an integral part of these financial statements.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	32,392

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	24,723

1290 VT EQUITY INCOME	IA	8,985

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	9,682

1290 VT GAMCO SMALL COMPANY VALUE	IA	21,050

1290 VT HIGH YIELD BOND	IB	26,982

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	9,775

1290 VT MICRO CAP	IB	16,314

1290 VT MODERATE GROWTH ALLOCATION	IB	780,440

1290 VT NATURAL RESOURCES	IB	12,579

1290 VT REAL ESTATE	IB	31,682

1290 VT SMALL CAP VALUE	IB	28,800

1290 VT SMARTBETA EQUITY	IB	18,284

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	2,671

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	7,516

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	44,098

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	13,747

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	50,391

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLASS II	2,819

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	31

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLASS II	3,709

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	7,686

DELAWARE IVY VIP HIGH INCOME	CLASS II	291,507

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	5,742

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	969,875

EQ/AB DYNAMIC GROWTH	IB	876,962

EQ/AB DYNAMIC MODERATE GROWTH	IB	893,139

EQ/AB SMALL CAP GROWTH	IA	42,219

EQ/AGGRESSIVE GROWTH STRATEGY	IB	2,469,938

EQ/ALL ASSET GROWTH ALLOCATION	IA	5,880

EQ/AMERICAN CENTURY MID CAP VALUE	IB	8,229

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	486,881

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	IB	130,582

EQ/BALANCED STRATEGY	IB	1,328,607

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	3,949

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	20,126

EQ/COMMON STOCK INDEX	IA	39,516

The accompanying notes are an integral part of these financial statements.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Share Class**	Portfolio Shares Held
EQ/CONSERVATIVE GROWTH STRATEGY	IB	775,968

EQ/CONSERVATIVE STRATEGY	IB	287,273

EQ/CORE BOND INDEX	IB	56,036

EQ/EMERGING MARKETS EQUITY PLUS	IB	16,102

EQ/EQUITY 500 INDEX	IA	66,080

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	5,747

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	IB	488,310

EQ/FRANKLIN GROWTH ALLOCATION	IB	213,304

EQ/FRANKLIN MODERATE ALLOCATION	IB	212,803

EQ/FRANKLIN RISING DIVIDENDS	IB	6,418

EQ/FRANKLIN STRATEGIC INCOME	IB	12,575

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	906,415

EQ/GOLDMAN SACHS MID CAP VALUE	IB	10,052

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	846,880

EQ/GROWTH STRATEGY	IB	2,273,523

EQ/INTERMEDIATE GOVERNMENT BOND	IA	7,721

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	8,034

EQ/INTERNATIONAL EQUITY INDEX	IA	68,313

EQ/INVESCO COMSTOCK	IA	7,977

EQ/INVESCO GLOBAL	IA	16,530

EQ/INVESCO GLOBAL REAL ASSETS	IB	14,619

EQ/INVESCO INTERNATIONAL GROWTH	IB	2,478

EQ/INVESCO MODERATE ALLOCATION	IB	445,382

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	346,333

EQ/JANUS ENTERPRISE	IA	34,738

EQ/JPMORGAN GROWTH ALLOCATION	IB	970,755

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	55,317

EQ/LARGE CAP GROWTH INDEX	IA	32,526

EQ/LARGE CAP VALUE INDEX	IA	48,319

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	18,518

EQ/LAZARD EMERGING MARKETS EQUITY	IB	5,286

EQ/LOOMIS SAYLES GROWTH	IA	24,589

EQ/MFS INTERNATIONAL GROWTH	IA	62,815

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	23,072

EQ/MFS MID CAP FOCUSED GROWTH	IB	22,848

EQ/MFS TECHNOLOGY	IB	47,472

EQ/MFS UTILITIES SERIES	IB	6,191

EQ/MID CAP INDEX	IA	66,877

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	19,185

The accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Share Class**	Portfolio Shares Held
EQ/MODERATE ALLOCATION	A	63,052

EQ/MODERATE GROWTH STRATEGY	IB	1,581,602

EQ/MONEY MARKET	IA	98,486

EQ/MONEY MARKET	IB	270,532

EQ/PIMCO GLOBAL REAL RETURN	IB	11,274

EQ/PIMCO REAL RETURN	IB	30,459

EQ/PIMCO TOTAL RETURN	IB	81,424

EQ/PIMCO ULTRA SHORT BOND	IA	14,772

EQ/SMALL COMPANY INDEX	IA	42,895

EQ/T. ROWE PRICE GROWTH STOCK	IA	21,424

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	17,597

EQ/VALUE EQUITY	IA	13,077

EQ/WELLINGTON ENERGY	IB	74,879

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	12,108

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	59,734

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	15,094

FRANKLIN ALLOCATION VIP FUND	CLASS 2	13,340

FRANKLIN INCOME VIP FUND	CLASS 2	42,304

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	5,593

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	3,948

INVESCO V.I. HIGH YIELD FUND	SERIES II	50,963

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	1,426

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	3,723

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	66,297

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	2,435

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	7,648

MULTIMANAGER AGGRESSIVE EQUITY	IB	1,594

MULTIMANAGER TECHNOLOGY	IB	29,428

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	CLASS S	1,212

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	3,500

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	23,220

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	16,177

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	3,096

PUTNAM VT DIVERSIFIED INCOME FUND	CLASS IB	3,311

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	11,387

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	19,184

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.30%	IB	$15.90	26
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.65%	IB	$15.40	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$10.92	23

1290 VT EQUITY INCOME	1.30%	IA	$28.84	2

1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IA	$15.38	8
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IA	$14.73	—

1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IA	$37.88	39
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IA	$36.29	2

1290 VT HIGH YIELD BOND	1.30%	IB	$13.61	19

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.30%	IB	$12.83	11

1290 VT MICRO CAP	1.30%	IB	$18.15	8
1290 VT MICRO CAP	1.65%	IB	$17.94	2

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$13.11	777
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$12.98	4

1290 VT NATURAL RESOURCES	1.30%	IB	$9.15	10
1290 VT NATURAL RESOURCES	1.65%	IB	$8.87	1

1290 VT REAL ESTATE	1.30%	IB	$15.16	15

1290 VT SMALL CAP VALUE	1.30%	IB	$13.42	25
1290 VT SMALL CAP VALUE	1.65%	IB	$13.27	1

1290 VT SMARTBETA EQUITY	1.30%	IB	$15.87	21

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.30%	CLASS 4	$22.10	4

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$16.73	13
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$16.21	1

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$11.47	42

BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$19.19	10

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$59.13	18
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$56.64	—

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.30%	CLASS II	$16.45	2
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.65%	CLASS II	$16.02	2

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$21.41	—

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.30%	CLASS II	$21.43	4

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$19.13	12

DELAWARE IVY VIP HIGH INCOME	1.30%	CLASS II	$20.16	49

EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$11.45	5

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$12.93	928
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$12.74	2

EQ/AB DYNAMIC GROWTH	1.30%	IB	$13.61	843
EQ/AB DYNAMIC GROWTH	1.65%	IB	$13.29	33

EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$16.26	733
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$15.65	3

EQ/AB SMALL CAP GROWTH	1.30%	IA	$48.94	17
EQ/AB SMALL CAP GROWTH	1.65%	IA	$46.88	1

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$23.24	1,990
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$22.45	35

EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IA	$21.23	5
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IA	$20.34	1

EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$34.96	5
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$33.48	—

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$12.59	485
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$12.46	2

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	1.30%	IB	$12.60	130
EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	1.65%	IB	$12.47	1

EQ/BALANCED STRATEGY	1.30%	IB	$18.63	1,250
EQ/BALANCED STRATEGY	1.65%	IB	$17.84	9

EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$18.99	4

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$19.90	11
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$19.68	1

EQ/COMMON STOCK INDEX	1.30%	IA	$43.76	43
EQ/COMMON STOCK INDEX	1.65%	IA	$41.91	1

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.58	733
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.88	3

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$13.05	279
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.50	1

EQ/CORE BOND INDEX	1.30%	IB	$11.16	51

EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$11.13	15

EQ/EQUITY 500 INDEX	1.30%	IA	$44.53	104
EQ/EQUITY 500 INDEX	1.65%	IA	$42.65	2

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$42.65	6
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$40.86	1

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	1.30%	IB	$12.88	475
EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	1.65%	IB	$12.75	4

EQ/FRANKLIN GROWTH ALLOCATION	1.30%	IB	$12.51	208

EQ/FRANKLIN MODERATE ALLOCATION	1.30%	IB	$13.20	188
EQ/FRANKLIN MODERATE ALLOCATION	1.65%	IB	$12.92	3

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$28.68	10
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$27.79	—

EQ/FRANKLIN STRATEGIC INCOME	1.30%	IB	$14.38	8
EQ/FRANKLIN STRATEGIC INCOME	1.65%	IB	$13.77	1

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$12.97	824
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$12.84	2

EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$34.78	7

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$13.46	695
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$13.14	3

EQ/GROWTH STRATEGY	1.30%	IB	$23.38	2,134
EQ/GROWTH STRATEGY	1.65%	IB	$22.39	5

EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IA	$10.15	8

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IA	$15.15	6

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$15.35	48

EQ/INVESCO COMSTOCK	1.30%	IA	$32.40	5

EQ/INVESCO GLOBAL	1.30%	IA	$33.09	15
EQ/INVESCO GLOBAL	1.65%	IA	$31.70	—

EQ/INVESCO GLOBAL REAL ASSETS	1.30%	IB	$19.68	12

EQ/INVESCO INTERNATIONAL GROWTH	1.30%	IB	$19.56	5
EQ/INVESCO INTERNATIONAL GROWTH	1.65%	IB	$18.74	1

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$12.67	414
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$12.38	1

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$13.19	295
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$13.06	10

EQ/JANUS ENTERPRISE	1.30%	IA	$34.47	24
EQ/JANUS ENTERPRISE	1.65%	IA	$33.01	—

EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$13.05	868
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$12.86	1

EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$14.83	70
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$14.66	4

EQ/LARGE CAP GROWTH INDEX	1.30%	IA	$59.93	13
EQ/LARGE CAP GROWTH INDEX	1.65%	IA	$57.41	1

EQ/LARGE CAP VALUE INDEX	1.30%	IA	$31.76	14
EQ/LARGE CAP VALUE INDEX	1.65%	IA	$30.42	2

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IA	$30.43	12

EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$12.60	8
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$12.07	—

EQ/LOOMIS SAYLES GROWTH	1.30%	IA	$47.17	5
EQ/LOOMIS SAYLES GROWTH	1.65%	IA	$45.18	1

EQ/MFS INTERNATIONAL GROWTH	1.30%	IA	$22.78	20
EQ/MFS INTERNATIONAL GROWTH	1.65%	IA	$21.82	3

EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$29.00	29
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$27.78	2

The accompanying notes are an integral part of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$49.42	8
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$47.34	1

EQ/MFS TECHNOLOGY	1.30%	IB	$69.38	22
EQ/MFS TECHNOLOGY	1.65%	IB	$66.45	1

EQ/MFS UTILITIES SERIES	1.30%	IB	$27.31	9
EQ/MFS UTILITIES SERIES	1.65%	IB	$26.16	—

EQ/MID CAP INDEX	1.30%	IA	$39.02	29
EQ/MID CAP INDEX	1.65%	IA	$37.37	2

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IA	$32.76	10
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IA	$31.38	1

EQ/MODERATE ALLOCATION	1.30%	A	$18.16	49
EQ/MODERATE ALLOCATION	1.65%	A	$17.39	1

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$20.90	1,377
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$20.02	91

EQ/MONEY MARKET	1.30%	IA	$8.85	11
EQ/MONEY MARKET	1.65%	IB	$9.24	29

EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$12.33	9

EQ/PIMCO REAL RETURN	1.30%	IB	$13.72	28
EQ/PIMCO REAL RETURN	1.65%	IB	$13.14	1

EQ/PIMCO TOTAL RETURN	1.30%	IB	$13.31	63
EQ/PIMCO TOTAL RETURN	1.65%	IB	$12.75	4

EQ/PIMCO ULTRA SHORT BOND	1.30%	IA	$9.46	15

EQ/SMALL COMPANY INDEX	1.30%	IA	$37.31	15
EQ/SMALL COMPANY INDEX	1.65%	IA	$35.73	—

EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IA	$54.01	29
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IA	$51.73	1

EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$68.00	17
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$65.14	1

EQ/VALUE EQUITY	1.30%	IA	$29.13	8
EQ/VALUE EQUITY	1.65%	IA	$27.90	2

EQ/WELLINGTON ENERGY	1.30%	IB	$5.86	38
EQ/WELLINGTON ENERGY	1.65%	IB	$5.61	1

FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$33.85	14
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$32.42	—

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$15.28	45
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$14.63	1

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$20.12	12

FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$21.35	4

FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$19.64	36
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$18.83	—

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$27.61	6
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$23.56	—

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

December 31, 2021

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$15.82	3
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$15.44	2

INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$14.31	18

INVESCO V.I. MAIN STREET MID CAP FUND	1.30%	SERIES II	$25.69	—
INVESCO V.I. MAIN STREET MID CAP FUND	1.65%	SERIES II	$24.61	1

INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$35.99	2

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$16.29	50

MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$39.15	3

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$49.30	4

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$51.78	3

MULTIMANAGER TECHNOLOGY	1.30%	IB	$37.62	29
MULTIMANAGER TECHNOLOGY	1.65%	IB	$36.72	3

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.30%	CLASS S	$14.57	1

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.30%	CLASS S	$12.39	3

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$8.48	21

PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$11.33	16

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$46.06	6
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$44.12	—

PUTNAM VT DIVERSIFIED INCOME FUND	1.30%	CLASS IB	$9.82	2

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$13.97	4
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$13.38	5

TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$10.91	22
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$10.45	1

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2021

	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$350	$4,697	$659	$763	$8,790	$9,977
Expenses:
Asset-based charges	408	1,013	223	585	7,351	888

Net Investment Income (Loss)	(58)	3,684	436	178	1,439	9,089

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,307	4	1	(2)	670	243
Net realized gain distribution from the Portfolios	4,483	194	—	3,151	94,204	—

Net realized gain (loss)	6,790	198	1	3,149	94,874	243

Net change in unrealized appreciation (depreciation) of investments	(4,185)	(5,671)	1,070	(1,150)	(17,836)	(6,767)

Net Realized and Unrealized Gain (Loss) on Investments	2,605	(5,473)	1,071	1,999	77,038	(6,524)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,547	$(1,789)	$1,507	$2,177	$78,477	$2,565

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,296	$—	$65,968	$3,235	$6,783	$3,748
Expenses:
Asset-based charges	505	1,217	44,119	482	760	1,700

Net Investment Income (Loss)	1,791	(1,217)	21,849	2,753	6,023	2,048

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	14	188	4,455	10	2	(2,914)
Net realized gain distribution from the Portfolios	204	48,231	—	—	86,348	48,730

Net realized gain (loss)	218	48,419	4,455	10	86,350	45,816

Net change in unrealized appreciation (depreciation) of investments	3,143	(54,084)	251,559	136	(81,706)	(45,218)

Net Realized and Unrealized Gain (Loss) on Investments	3,361	(5,665)	256,014	146	4,644	598

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,152	$(6,882)	$277,863	$2,899	$10,667	$2,646

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	1290 VT SMARTBETA EQUITY*	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,807	$—	$1,021	$4,995	$1,319	$—
Expenses:
Asset-based charges	1,070	510	1,166	2,504	1,144	5,633

Net Investment Income (Loss)	2,737	(510)	(145)	2,491	175	(5,633)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	62	1	(381)	(150)	(250)	651
Net realized gain distribution from the Portfolios	16,887	319	777	1,282	31,798	135,506

Net realized gain (loss)	16,949	320	396	1,132	31,548	136,157

Net change in unrealized appreciation (depreciation) of investments	(4,777)	(3,333)	(6,621)	(6,230)	(30,436)	(96,267)

Net Realized and Unrealized Gain (Loss) on Investments	12,172	(3,013)	(6,225)	(5,098)	1,112	39,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,909	$(3,523)	$(6,370)	$(2,607)	$1,287	$34,257

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EATON VANCE VT FLOATING- RATE INCOME FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9	$7	$236	$3	$16,209	$642
Expenses:
Asset-based charges	299	15	120	906	5,973	295

Net Investment Income (Loss)	(290)	(8)	116	(903)	10,236	347

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(24)	(3)	3	56	(253)	—
Net realized gain distribution from the Portfolios	12,728	64	1,744	17,242	—	—

Net realized gain (loss)	12,704	61	1,747	17,298	(253)	—

Net change in unrealized appreciation (depreciation) of investments	(13,795)	159	1,963	(3,460)	(4,688)	41

Net Realized and Unrealized Gain (Loss) on Investments	(1,091)	220	3,710	13,838	(4,941)	41

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,381)	$212	$3,826	$12,935	$5,295	$388

The accompanying notes are an integral part of these financial statements.

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,667	$54,638	$166,017	$—	$1,122,641	$4,699
Expenses:
Asset-based charges	55,494	50,095	57,062	5,051	212,872	477

Net Investment Income (Loss)	(44,827)	4,543	108,955	(5,051)	909,769	4,222

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,984	3,735	5,214	(66)	11,226	(28)
Net realized gain distribution from the Portfolios	508,128	139,802	306,979	130,412	1,897,993	7,303

Net realized gain (loss)	513,112	143,537	312,193	130,346	1,909,219	7,275

Net change in unrealized appreciation (depreciation) of investments	(48,537)	172,830	(127,108)	(106,552)	(1,352,755)	(11,920)

Net Realized and Unrealized Gain (Loss) on Investments	464,575	316,367	185,085	23,794	556,464	(4,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	$419,748	$320,910	$294,040	$18,743	$1,466,233	$(423)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,089	$40,519	$10,875	$404,939	$—	$898
Expenses:
Asset-based charges	834	20,670	9,077	118,458	371	1,401

Net Investment Income (Loss)	1,255	19,849	1,798	286,481	(371)	(503)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	22	1,590	3,975	5,669	45	2,744
Net realized gain distribution from the Portfolios	20,758	46,405	—	718,261	4,110	7,604

Net realized gain (loss)	20,780	47,995	3,975	723,930	4,155	10,348

Net change in unrealized appreciation (depreciation) of investments	(13,579)	42,504	47,202	(571,412)	909	5,105

Net Realized and Unrealized Gain (Loss) on Investments	7,201	90,499	51,177	152,518	5,064	15,453

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,456	$110,348	$52,975	$438,999	$4,693	$14,950

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,339	$181,673	$37,902	$6,928	$2,080	$32,287
Expenses:
Asset-based charges	7,930	56,540	15,906	2,192	897	23,128

Net Investment Income (Loss)	3,409	125,133	21,996	4,736	1,183	9,159

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,037	1,407	131	46	(46)	6,274
Net realized gain distribution from the Portfolios	102,912	508,054	95,116	2,362	3,930	105,845

Net realized gain (loss)	108,949	509,461	95,247	2,408	3,884	112,119

Net change in unrealized appreciation (depreciation) of investments	(4,847)	(489,875)	(119,296)	(13,770)	(13,684)	259,293

Net Realized and Unrealized Gain (Loss) on Investments	104,102	19,586	(24,049)	(11,362)	(9,800)	371,412

Net Increase (Decrease) in Net Assets Resulting from Operations	$107,511	$144,719	$(2,053)	$(6,626)	$(8,617)	$380,571

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*	EQ/FRANKLIN GROWTH ALLOCATION*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,018	$33,519	$17,654	$5,116	$1,705	$3,896
Expenses:
Asset-based charges	1,562	26,005	12,763	12,110	1,490	480

Net Investment Income (Loss)	(544)	7,514	4,891	(6,994)	215	3,416

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	987	3,436	851	136	230	4
Net realized gain distribution from the Portfolios	26,992	149,963	80,049	137,912	—	1,388

Net realized gain (loss)	27,979	153,399	80,900	138,048	230	1,392

Net change in unrealized appreciation (depreciation) of investments	(7,899)	(71,445)	(14,942)	(102,467)	26,991	(5,048)

Net Realized and Unrealized Gain (Loss) on Investments	20,080	81,954	65,958	35,581	27,221	(3,656)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,536	$89,468	$70,849	$28,587	$27,436	$(240)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,837	$531	$2,669	$1,064,078	$530	$1,921
Expenses:
Asset-based charges	45,207	827	42,563	227,468	339	439

Net Investment Income (Loss)	(33,370)	(296)	(39,894)	836,610	191	1,482

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,742	81	2,279	13,541	(2)	15
Net realized gain distribution from the Portfolios	766,319	22,348	765,777	2,223,236	477	6,608

Net realized gain (loss)	768,061	22,429	768,056	2,236,777	475	6,623

Net change in unrealized appreciation (depreciation) of investments	(419,833)	(8,802)	(491,042)	(1,639,879)	(1,681)	(7,633)

Net Realized and Unrealized Gain (Loss) on Investments	348,228	13,627	277,014	596,898	(1,206)	(1,010)

Net Increase (Decrease) in Net Assets Resulting from Operations	$314,858	$13,331	$237,120	$1,433,508	$(1,015)	$472

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,731	$1,668	$—	$6,691	$1,405	$—
Expenses:
Asset-based charges	4,038	687	2,406	1,176	527	29,365

Net Investment Income (Loss)	14,693	981	(2,406)	5,515	878	(29,365)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	781	199	872	27	(9)	11,338
Net realized gain distribution from the Portfolios	—	6,156	17,864	2,241	3,994	279,412

Net realized gain (loss)	781	6,355	18,736	2,268	3,985	290,750

Net change in unrealized appreciation (depreciation) of investments	(7,873)	193	(15,813)	6,371	(4,577)	(155,569)

Net Realized and Unrealized Gain (Loss) on Investments	(7,092)	6,548	2,923	8,639	(592)	135,181

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,601	$7,529	$517	$14,154	$286	$105,816

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,285	$614	$—	$7,208	$299	$4,883
Expenses:
Asset-based charges	21,815	4,624	53,984	5,598	2,900	2,224

Net Investment Income (Loss)	(12,530)	(4,010)	(53,984)	1,610	(2,601)	2,659

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,218	249	5,369	(4,181)	4,384	131
Net realized gain distribution from the Portfolios	245,827	79,338	1,058,396	201,678	53,773	20,342

Net realized gain (loss)	247,045	79,587	1,063,765	197,497	58,157	20,473

Net change in unrealized appreciation (depreciation) of investments	(121,038)	(37,914)	(710,474)	(176,173)	(967)	200

Net Realized and Unrealized Gain (Loss) on Investments	126,007	41,673	353,291	21,324	57,190	20,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$113,477	$37,663	$299,307	$22,934	$54,589	$23,332

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,282	$2,799	$—	$1,072	$2,980	$—
Expenses:
Asset-based charges	1,560	525	1,699	2,375	4,535	2,314

Net Investment Income (Loss)	1,722	2,274	(1,699)	(1,303)	(1,555)	(2,314)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	97	(31)	134	77	305	533
Net realized gain distribution from the Portfolios	35,788	5,620	25,029	57,225	22,221	6,599

Net realized gain (loss)	35,885	5,589	25,163	57,302	22,526	7,132

Net change in unrealized appreciation (depreciation) of investments	(20,611)	(9,874)	(16,906)	(49,292)	8,959	29,618

Net Realized and Unrealized Gain (Loss) on Investments	15,274	(4,285)	8,257	8,010	31,485	36,750

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,996	$(2,011)	$6,558	$6,707	$29,930	$34,436

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$2,648	$6,516	$1,903	$23,124	$584,497
Expenses:
Asset-based charges	7,559	787	6,211	1,513	4,972	143,598

Net Investment Income (Loss)	(7,559)	1,861	305	390	18,152	440,899

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,031	28	2,064	(3)	(4,585)	47,110
Net realized gain distribution from the Portfolios	128,942	4,180	84,748	37,940	44,100	1,603,441

Net realized gain (loss)	129,973	4,208	86,812	37,937	39,515	1,650,551

Net change in unrealized appreciation (depreciation) of investments	(101,288)	6,505	(38,035)	(24,159)	(39,750)	(1,464,554)

Net Realized and Unrealized Gain (Loss) on Investments	28,685	10,713	48,777	13,778	(235)	185,997

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,126	$12,574	$49,082	$14,168	$17,917	$626,896

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$10,682	$13,800	$14,725	$611	$2,684
Expenses:
Asset-based charges	3,366	613	1,571	5,111	869	2,180

Net Investment Income (Loss)	(3,366)	10,069	12,229	9,614	(258)	504

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	494	(182)	63	67	(17)	1,889
Net realized gain distribution from the Portfolios	607	3,236	11,637	2,342	—	41,658

Net realized gain (loss)	1,101	3,054	11,700	2,409	(17)	43,547

Net change in unrealized appreciation (depreciation) of investments	64	(10,809)	(17,558)	(17,511)	(1,105)	(42,686)

Net Realized and Unrealized Gain (Loss) on Investments	1,165	(7,755)	(5,858)	(15,102)	(1,122)	861

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,201)	$2,314	$6,371	$(5,488)	$(1,380)	$1,365

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$1,909	$6,407	$1,549	$16,220
Expenses:
Asset-based charges	8,498	5,792	1,578	772	2,376	4,146

Net Investment Income (Loss)	(8,498)	(5,792)	331	5,635	(827)	12,074

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,965	1,674	210	92	1,790	1,788
Net realized gain distribution from the Portfolios	131,251	40,657	49,704	—	71,727	9,720

Net realized gain (loss)	135,216	42,331	49,914	92	73,517	11,508

Net change in unrealized appreciation (depreciation) of investments	(98,456)	(28,294)	(35,633)	5,872	(46,328)	(18,979)

Net Realized and Unrealized Gain (Loss) on Investments	36,760	14,037	14,281	5,964	27,189	(7,471)

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,262	$8,245	$14,612	$11,599	$26,362	$4,603

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,386	$209	$3,970	$2,634	$1,027	$11,759
Expenses:
Asset-based charges	1,054	307	1,633	942	515	1,448

Net Investment Income (Loss)	332	(98)	2,337	1,692	512	10,311

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	64	5	32	39	8	4
Net realized gain distribution from the Portfolios	303	—	—	529	613	—

Net realized gain (loss)	367	5	32	568	621	4

Net change in unrealized appreciation (depreciation) of investments	9,026	1,537	18,822	2,513	2,041	(8,601)

Net Realized and Unrealized Gain (Loss) on Investments	9,393	1,542	18,854	3,081	2,662	(8,597)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,725	$1,444	$21,191	$4,773	$3,174	$1,714

The accompanying notes are an integral part of these financial statements.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$37	$2	$24,211	$219	$25	$—
Expenses:
Asset-based charges	105	698	7,344	384	891	584

Net Investment Income (Loss)	(68)	(696)	16,867	(165)	(866)	(584)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2	700	5,238	22	43	691
Net realized gain distribution from the Portfolios	—	3,940	12,809	1,680	10,375	22,059

Net realized gain (loss)	2	4,640	18,047	1,702	10,418	22,750

Net change in unrealized appreciation (depreciation) of investments	777	(2,172)	(37,457)	1,559	5,389	(17,640)

Net Realized and Unrealized Gain (Loss) on Investments	779	2,468	(19,410)	3,261	15,807	5,110

Net Increase (Decrease) in Net Assets Resulting from Operations	$711	$1,772	$(2,543)	$3,096	$14,941	$4,526

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BIOTECHNOLOGY
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$62	$113	$3,285	$1,746	$—
Expenses:
Asset-based charges	5,674	131	237	762	798	1,674

Net Investment Income (Loss)	(5,674)	(69)	(124)	2,523	948	(1,674)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,008	3	3	40	1	245
Net realized gain distribution from the Portfolios	134,067	285	2,338	—	—	227

Net realized gain (loss)	135,075	288	2,341	40	1	472

Net change in unrealized appreciation (depreciation) of investments	(64,244)	(111)	(275)	2,803	(1,043)	5,769

Net Realized and Unrealized Gain (Loss) on Investments	70,831	177	2,066	2,843	(1,042)	6,241

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,157	$108	$1,942	$5,366	$(94)	$4,567

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	PUTNAM VT DIVERSIFIED INCOME FUND	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$119	$—
Expenses:
Asset-based charges	105	679	1,053

Net Investment Income (Loss)	(105)	(560)	(1,053)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5)	(71)	(18)
Net realized gain distribution from the Portfolios	—	273	—

Net realized gain (loss)	(5)	202	(18)

Net change in unrealized appreciation (depreciation) of investments	(908)	(5,619)	(3,417)

Net Realized and Unrealized Gain (Loss) on Investments	(913)	(5,417)	(3,435)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,018)	$(5,977)	$(4,488)

The accompanying notes are an integral part of these financial statements.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2021

	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(58)	$3,684	$436
Net realized gain (loss)	6,790	198	1
Net change in unrealized appreciation (depreciation) of investments	(4,185)	(5,671)	1,070

Net increase (decrease) in net assets resulting from operations	2,547	(1,789)	1,507

From Contractowners Transactions:
Payments received from contractowners	411,109	195,616	36,113
Transfers between Variable Investment Options including guaranteed interest account, net	8,824	54,775	8,924

Net increase (decrease) in net assets resulting from contractowners transactions	419,933	250,391	45,037

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	12	10	—

Net Increase (Decrease) in Net Assets	422,492	248,612	46,544
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$422,492	$248,612	$46,544

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$178	$1,439	$9,089
Net realized gain (loss)	3,149	94,874	243
Net change in unrealized appreciation (depreciation) of investments	(1,150)	(17,836)	(6,767)

Net increase (decrease) in net assets resulting from operations	2,177	78,477	2,565

From Contractowners Transactions:
Payments received from contractowners	84,059	1,287,266	160,342
Transfers between Variable Investment Options including guaranteed interest account, net	39,140	184,337	102,702
Redemptions for contract benefits and terminations	(848)	(1,046)	(3,968)

Net increase (decrease) in net assets resulting from contractowners transactions	122,351	1,470,557	259,076

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	7	56	10

Net Increase (Decrease) in Net Assets	124,535	1,549,090	261,651
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$124,535	$1,549,090	$261,651

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,791	$(1,217)	$21,849
Net realized gain (loss)	218	48,419	4,455
Net change in unrealized appreciation (depreciation) of investments	3,143	(54,084)	251,559

Net increase (decrease) in net assets resulting from operations	5,152	(6,882)	277,863

From Contractowners Transactions:
Payments received from contractowners	54,927	168,709	9,397,019
Transfers between Variable Investment Options including guaranteed interest account, net	75,163	23,023	623,239
Redemptions for contract benefits and terminations	—	(1,042)	(58,711)

Net increase (decrease) in net assets resulting from contractowners transactions	130,090	190,690	9,961,547

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	8	365

Net Increase (Decrease) in Net Assets	135,242	183,816	10,239,775
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$135,242	$183,816	$10,239,775

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,753	$6,023	$2,048
Net realized gain (loss)	10	86,350	45,816
Net change in unrealized appreciation (depreciation) of investments	136	(81,706)	(45,218)

Net increase (decrease) in net assets resulting from operations	2,899	10,667	2,646

From Contractowners Transactions:
Payments received from contractowners	62,103	104,856	293,718
Transfers between Variable Investment Options including guaranteed interest account, net	33,223	113,990	52,406
Redemptions for contract benefits and terminations	(26)	—	(24)

Net increase (decrease) in net assets resulting from contractowners transactions	95,300	218,846	346,100

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	8	13

Net Increase (Decrease) in Net Assets	98,199	229,521	348,759
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$98,199	$229,521	$348,759

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	1290 VT SMARTBETA EQUITY*	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,737	$(510)	$(145)
Net realized gain (loss)	16,949	320	396
Net change in unrealized appreciation (depreciation) of investments	(4,777)	(3,333)	(6,621)

Net increase (decrease) in net assets resulting from operations	14,909	(3,523)	(6,370)

From Contractowners Transactions:
Payments received from contractowners	109,326	82,080	183,693
Transfers between Variable Investment Options including guaranteed interest account, net	207,686	9,474	54,151
Redemptions for contract benefits and terminations	—	—	(2,626)

Net increase (decrease) in net assets resulting from contractowners transactions	317,012	91,554	235,218

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	14	—	6,057

Net Increase (Decrease) in Net Assets	331,935	88,031	234,905
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$331,935	$88,031	$234,905

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,491	$175	$(5,633)
Net realized gain (loss)	1,132	31,548	136,157
Net change in unrealized appreciation (depreciation) of investments	(6,230)	(30,436)	(96,267)

Net increase (decrease) in net assets resulting from operations	(2,607)	1,287	34,257

From Contractowners Transactions:
Payments received from contractowners	406,009	188,048	870,686
Transfers between Variable Investment Options including guaranteed interest account, net	84,367	8,344	162,839
Redemptions for contract benefits and terminations	(2,246)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	488,130	196,392	1,033,525

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	17	8	38

Net Increase (Decrease) in Net Assets	485,540	197,687	1,067,820
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$485,540	$197,687	$1,067,820

The accompanying notes are an integral part of these financial statements.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(290)	$(8)	$116
Net realized gain (loss)	12,704	61	1,747
Net change in unrealized appreciation (depreciation) of investments	(13,795)	159	1,963

Net increase (decrease) in net assets resulting from operations	(1,381)	212	3,826

From Contractowners Transactions:
Payments received from contractowners	40,590	1,200	91,579
Transfers between Variable Investment Options including guaranteed interest account, net	26,720	457	—

Net increase (decrease) in net assets resulting from contractowners transactions	67,310	1,657	91,579

Net Increase (Decrease) in Net Assets	65,929	1,869	95,405
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$65,929	$1,869	$95,405

The accompanying notes are an integral part of these financial statements.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EATON VANCE VT FLOATING-RATE INCOME FUND
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(903)	$10,236	$347
Net realized gain (loss)	17,298	(253)	—
Net change in unrealized appreciation (depreciation) of investments	(3,460)	(4,688)	41

Net increase (decrease) in net assets resulting from operations	12,935	5,295	388

From Contractowners Transactions:
Payments received from contractowners	132,544	891,354	51,810
Transfers between Variable Investment Options including guaranteed interest account, net	77,808	92,319	—

Net increase (decrease) in net assets resulting from contractowners transactions	210,352	983,673	51,810

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	9	36	—

Net Increase (Decrease) in Net Assets	223,296	989,004	52,198
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$223,296	$989,004	$52,198

The accompanying notes are an integral part of these financial statements.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(44,827)	$4,543	$108,955
Net realized gain (loss)	513,112	143,537	312,193
Net change in unrealized appreciation (depreciation) of investments	(48,537)	172,830	(127,108)

Net increase (decrease) in net assets resulting from operations	419,748	320,910	294,040

From Contractowners Transactions:
Payments received from contractowners	10,084,387	11,339,200	10,736,126
Transfers between Variable Investment Options including guaranteed interest account, net	1,589,397	288,610	970,884
Redemptions for contract benefits and terminations	(64,735)	(34,581)	(25,059)
Contract maintenance charges	(69)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	11,608,980	11,593,229	11,681,951

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	429	429	425

Net Increase (Decrease) in Net Assets	12,029,157	11,914,568	11,976,416
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$12,029,157	$11,914,568	$11,976,416

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,051)	$909,769	$4,222
Net realized gain (loss)	130,346	1,909,219	7,275
Net change in unrealized appreciation (depreciation) of investments	(106,552)	(1,352,755)	(11,920)

Net increase (decrease) in net assets resulting from operations	18,743	1,466,233	(423)

From Contractowners Transactions:
Payments received from contractowners	775,986	42,359,754	120,761
Transfers between Variable Investment Options including guaranteed interest account, net	80,191	3,281,690	901
Redemptions for contract benefits and terminations	—	(85,072)	(50)
Contract maintenance charges	—	(104)	—

Net increase (decrease) in net assets resulting from contractowners transactions	856,177	45,556,268	121,612

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	33	1,687	6

Net Increase (Decrease) in Net Assets	874,953	47,024,188	121,195
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$874,953	$47,024,188	$121,195

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,255	$19,849	$1,798
Net realized gain (loss)	20,780	47,995	3,975
Net change in unrealized appreciation (depreciation) of investments	(13,579)	42,504	47,202

Net increase (decrease) in net assets resulting from operations	8,456	110,348	52,975

From Contractowners Transactions:
Payments received from contractowners	190,272	5,039,408	1,660,086
Transfers between Variable Investment Options including guaranteed interest account, net	7,007	992,049	(51,110)
Redemptions for contract benefits and terminations	—	(5,895)	(3,025)

Net increase (decrease) in net assets resulting from contractowners transactions	197,279	6,025,562	1,605,951

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	7	221	60

Net Increase (Decrease) in Net Assets	205,742	6,136,131	1,658,986
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$205,742	$6,136,131	$1,658,986

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$286,481	$(371)	$(503)
Net realized gain (loss)	723,930	4,155	10,348
Net change in unrealized appreciation (depreciation) of investments	(571,412)	909	5,105

Net increase (decrease) in net assets resulting from operations	438,999	4,693	14,950

From Contractowners Transactions:
Payments received from contractowners	20,846,791	41,614	180,023
Transfers between Variable Investment Options including guaranteed interest account, net	2,266,710	24,076	31,605
Redemptions for contract benefits and terminations	(107,115)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	23,006,386	65,690	211,628

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	846	—	9

Net Increase (Decrease) in Net Assets	23,446,231	70,383	226,587
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$23,446,231	$70,383	$226,587

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,409	$125,133	$21,996
Net realized gain (loss)	108,949	509,461	95,247
Net change in unrealized appreciation (depreciation) of investments	(4,847)	(489,875)	(119,296)

Net increase (decrease) in net assets resulting from operations	107,511	144,719	(2,053)

From Contractowners Transactions:
Payments received from contractowners	1,426,296	9,630,147	3,183,675
Transfers between Variable Investment Options including guaranteed interest account, net	368,144	2,461,512	476,394
Redemptions for contract benefits and terminations	(1,113)	(35,121)	(4,262)

Net increase (decrease) in net assets resulting from contractowners transactions	1,793,327	12,056,538	3,655,807

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	70	439	131

Net Increase (Decrease) in Net Assets	1,900,908	12,201,696	3,653,885
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$1,900,908	$12,201,696	$3,653,885

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,736	$1,183	$9,159
Net realized gain (loss)	2,408	3,884	112,119
Net change in unrealized appreciation (depreciation) of investments	(13,770)	(13,684)	259,293

Net increase (decrease) in net assets resulting from operations	(6,626)	(8,617)	380,571

From Contractowners Transactions:
Payments received from contractowners	548,640	142,950	3,989,572
Transfers between Variable Investment Options including guaranteed interest account, net	49,060	37,579	431,481
Redemptions for contract benefits and terminations	(27,044)	—	(60,655)

Net increase (decrease) in net assets resulting from contractowners transactions	570,656	180,529	4,360,398

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	22	7	170

Net Increase (Decrease) in Net Assets	564,052	171,919	4,741,139
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$564,052	$171,919	$4,741,139

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*	EQ/FRANKLIN GROWTH ALLOCATION*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(544)	$7,514	$4,891
Net realized gain (loss)	27,979	153,399	80,900
Net change in unrealized appreciation (depreciation) of investments	(7,899)	(71,445)	(14,942)

Net increase (decrease) in net assets resulting from operations	19,536	89,468	70,849

From Contractowners Transactions:
Payments received from contractowners	215,195	5,847,720	2,214,294
Transfers between Variable Investment Options including guaranteed interest account, net	76,019	247,168	316,517
Redemptions for contract benefits and terminations	—	(19,671)	(196)

Net increase (decrease) in net assets resulting from contractowners transactions	291,214	6,075,217	2,530,615

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	12	222	95

Net Increase (Decrease) in Net Assets	310,762	6,164,907	2,601,559
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$310,762	$6,164,907	$2,601,559

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,994)	$215	$3,416
Net realized gain (loss)	138,048	230	1,392
Net change in unrealized appreciation (depreciation) of investments	(102,467)	26,991	(5,048)

Net increase (decrease) in net assets resulting from operations	28,587	27,436	(240)

From Contractowners Transactions:
Payments received from contractowners	2,004,396	221,123	127,598
Transfers between Variable Investment Options including guaranteed interest account, net	504,814	49,372	3,353
Redemptions for contract benefits and terminations	(12,349)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	2,496,861	270,495	130,951

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	90	12	—

Net Increase (Decrease) in Net Assets	2,525,538	297,943	130,711
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$2,525,538	$297,943	$130,711

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(33,370)	$(296)	$(39,894)
Net realized gain (loss)	768,061	22,429	768,056
Net change in unrealized appreciation (depreciation) of investments	(419,833)	(8,802)	(491,042)

Net increase (decrease) in net assets resulting from operations	314,858	13,331	237,120

From Contractowners Transactions:
Payments received from contractowners	8,911,576	174,183	8,402,748
Transfers between Variable Investment Options including guaranteed interest account, net	1,509,810	56,064	793,589
Redemptions for contract benefits and terminations	(26,103)	—	(38,557)

Net increase (decrease) in net assets resulting from contractowners transactions	10,395,283	230,247	9,157,780

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	384	9	336

Net Increase (Decrease) in Net Assets	10,710,525	243,587	9,395,236
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$10,710,525	$243,587	$9,395,236

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$836,610	$191	$1,482
Net realized gain (loss)	2,236,777	475	6,623
Net change in unrealized appreciation (depreciation) of investments	(1,639,879)	(1,681)	(7,633)

Net increase (decrease) in net assets resulting from operations	1,433,508	(1,015)	472

From Contractowners Transactions:
Payments received from contractowners	46,123,636	29,362	47,447
Transfers between Variable Investment Options including guaranteed interest account, net	2,577,657	51,101	44,538
Redemptions for contract benefits and terminations	(130,126)	—	—
Contract maintenance charges	(69)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	48,571,098	80,463	91,985

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	1,788	—	—

Net Increase (Decrease) in Net Assets	50,006,394	79,448	92,457
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$50,006,394	$79,448	$92,457

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,693	$981	$(2,406)
Net realized gain (loss)	781	6,355	18,736
Net change in unrealized appreciation (depreciation) of investments	(7,873)	193	(15,813)

Net increase (decrease) in net assets resulting from operations	7,601	7,529	517

From Contractowners Transactions:
Payments received from contractowners	673,390	147,170	454,278
Transfers between Variable Investment Options including guaranteed interest account, net	65,423	19,803	49,407
Redemptions for contract benefits and terminations	(10,234)	—	(1,039)

Net increase (decrease) in net assets resulting from contractowners transactions	728,579	166,973	502,646

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	28	7	19

Net Increase (Decrease) in Net Assets	736,208	174,509	503,182
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$736,208	$174,509	$503,182

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,515	$878	$(29,365)
Net realized gain (loss)	2,268	3,985	290,750
Net change in unrealized appreciation (depreciation) of investments	6,371	(4,577)	(155,569)

Net increase (decrease) in net assets resulting from operations	14,154	286	105,816

From Contractowners Transactions:
Payments received from contractowners	228,577	54,751	4,725,778
Transfers between Variable Investment Options including guaranteed interest account, net	1,316	58,297	427,075
Redemptions for contract benefits and terminations	(1,060)	—	(7,737)

Net increase (decrease) in net assets resulting from contractowners transactions	228,833	113,048	5,145,116

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	10	—	186

Net Increase (Decrease) in Net Assets	242,997	113,334	5,251,118
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$242,997	$113,334	$5,251,118

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,530)	$(4,010)	$(53,984)
Net realized gain (loss)	247,045	79,587	1,063,765
Net change in unrealized appreciation (depreciation) of investments	(121,038)	(37,914)	(710,474)

Net increase (decrease) in net assets resulting from operations	113,477	37,663	299,307

From Contractowners Transactions:
Payments received from contractowners	3,750,117	759,438	10,179,614
Transfers between Variable Investment Options including guaranteed interest account, net	172,541	38,489	885,735
Redemptions for contract benefits and terminations	(15,101)	—	(31,889)

Net increase (decrease) in net assets resulting from contractowners transactions	3,907,557	797,927	11,033,460

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	147	30	402

Net Increase (Decrease) in Net Assets	4,021,181	835,620	11,333,169
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$4,021,181	$835,620	$11,333,169

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,610	$(2,601)	$2,659
Net realized gain (loss)	197,497	58,157	20,473
Net change in unrealized appreciation (depreciation) of investments	(176,173)	(967)	200

Net increase (decrease) in net assets resulting from operations	22,934	54,589	23,332

From Contractowners Transactions:
Payments received from contractowners	850,661	618,975	459,258
Transfers between Variable Investment Options including guaranteed interest account, net	232,029	144,362	31,871

Net increase (decrease) in net assets resulting from contractowners transactions	1,082,690	763,337	491,129

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	40	27	18

Net Increase (Decrease) in Net Assets	1,105,664	817,953	514,479
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$1,105,664	$817,953	$514,479

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,722	$2,274	$(1,699)
Net realized gain (loss)	35,885	5,589	25,163
Net change in unrealized appreciation (depreciation) of investments	(20,611)	(9,874)	(16,906)

Net increase (decrease) in net assets resulting from operations	16,996	(2,011)	6,558

From Contractowners Transactions:
Payments received from contractowners	301,112	107,225	242,379
Transfers between Variable Investment Options including guaranteed interest account, net	51,527	4,513	38,244
Redemptions for contract benefits and terminations	—	(477)	—

Net increase (decrease) in net assets resulting from contractowners transactions	352,639	111,261	280,623

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	14	—	11

Net Increase (Decrease) in Net Assets	369,649	109,250	287,192
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$369,649	$109,250	$287,192

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,303)	$(1,555)	$(2,314)
Net realized gain (loss)	57,302	22,526	7,132
Net change in unrealized appreciation (depreciation) of investments	(49,292)	8,959	29,618

Net increase (decrease) in net assets resulting from operations	6,707	29,930	34,436

From Contractowners Transactions:
Payments received from contractowners	463,761	731,068	396,201
Transfers between Variable Investment Options including guaranteed interest account, net	51,361	135,597	29,084
Redemptions for contract benefits and terminations	(1,028)	—	(1,063)

Net increase (decrease) in net assets resulting from contractowners transactions	514,094	866,665	424,222

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	21	32	16

Net Increase (Decrease) in Net Assets	520,822	896,627	458,674
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$520,822	$896,627	$458,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,559)	$1,861	$305
Net realized gain (loss)	129,973	4,208	86,812
Net change in unrealized appreciation (depreciation) of investments	(101,288)	6,505	(38,035)

Net increase (decrease) in net assets resulting from operations	21,126	12,574	49,082

From Contractowners Transactions:
Payments received from contractowners	1,313,044	210,920	1,045,524
Transfers between Variable Investment Options including guaranteed interest account, net	250,671	18,504	84,162
Redemptions for contract benefits and terminations	(987)	(26)	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,562,728	229,398	1,129,686

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	58	9	43

Net Increase (Decrease) in Net Assets	1,583,912	241,981	1,178,811
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$1,583,912	$241,981	$1,178,811

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$390	$18,152	$440,899
Net realized gain (loss)	37,937	39,515	1,650,551
Net change in unrealized appreciation (depreciation) of investments	(24,159)	(39,750)	(1,464,554)

Net increase (decrease) in net assets resulting from operations	14,168	17,917	626,896

From Contractowners Transactions:
Payments received from contractowners	253,819	1,400,793	29,527,275
Transfers between Variable Investment Options including guaranteed interest account, net	87,691	(499,154)	541,954
Redemptions for contract benefits and terminations	—	(6,257)	(97,425)
Contract maintenance charges	—	—	(103)

Net increase (decrease) in net assets resulting from contractowners transactions	341,510	895,382	29,971,701

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	14	32	1,113

Net Increase (Decrease) in Net Assets	355,692	913,331	30,599,710
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$355,692	$913,331	$30,599,710

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,366)	$10,069	$12,229
Net realized gain (loss)	1,101	3,054	11,700
Net change in unrealized appreciation (depreciation) of investments	64	(10,809)	(17,558)

Net increase (decrease) in net assets resulting from operations	(2,201)	2,314	6,371

From Contractowners Transactions:
Payments received from contractowners	933,001	84,425	340,825
Transfers between Variable Investment Options including guaranteed interest account, net	(561,648)	22,896	45,622

Net increase (decrease) in net assets resulting from contractowners transactions	371,353	107,321	386,447

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	17	—	15

Net Increase (Decrease) in Net Assets	369,169	109,635	392,833
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$369,169	$109,635	$392,833

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,614	$(258)	$504
Net realized gain (loss)	2,409	(17)	43,547
Net change in unrealized appreciation (depreciation) of investments	(17,511)	(1,105)	(42,686)

Net increase (decrease) in net assets resulting from operations	(5,488)	(1,380)	1,365

From Contractowners Transactions:
Payments received from contractowners	866,572	135,578	507,391
Transfers between Variable Investment Options including guaranteed interest account, net	30,583	10,484	45,820
Redemptions for contract benefits and terminations	(504)	—	(1,070)

Net increase (decrease) in net assets resulting from contractowners transactions	896,651	146,062	552,141

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	32	7	19

Net Increase (Decrease) in Net Assets	891,195	144,689	553,525
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$891,195	$144,689	$553,525

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,498)	$(5,792)	$331
Net realized gain (loss)	135,216	42,331	49,914
Net change in unrealized appreciation (depreciation) of investments	(98,456)	(28,294)	(35,633)

Net increase (decrease) in net assets resulting from operations	28,262	8,245	14,612

From Contractowners Transactions:
Payments received from contractowners	1,486,531	976,010	201,764
Transfers between Variable Investment Options including guaranteed interest account, net	118,569	232,465	85,230
Redemptions for contract benefits and terminations	(8,733)	(1,201)	(5,813)

Net increase (decrease) in net assets resulting from contractowners transactions	1,596,367	1,207,274	281,181

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	61	45	12

Net Increase (Decrease) in Net Assets	1,624,690	1,215,564	295,805
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$1,624,690	$1,215,564	$295,805

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,635	$(827)	$12,074
Net realized gain (loss)	92	73,517	11,508
Net change in unrealized appreciation (depreciation) of investments	5,872	(46,328)	(18,979)

Net increase (decrease) in net assets resulting from operations	11,599	26,362	4,603

From Contractowners Transactions:
Payments received from contractowners	137,961	320,107	637,329
Transfers between Variable Investment Options including guaranteed interest account, net	80,622	133,556	52,084
Redemptions for contract benefits and terminations	(25)	(3,090)	(504)

Net increase (decrease) in net assets resulting from contractowners transactions	218,558	450,573	688,909

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	7	11	25

Net Increase (Decrease) in Net Assets	230,164	476,946	693,537
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$230,164	$476,946	$693,537

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$332	$(98)	$2,337
Net realized gain (loss)	367	5	32
Net change in unrealized appreciation (depreciation) of investments	9,026	1,537	18,822

Net increase (decrease) in net assets resulting from operations	9,725	1,444	21,191

From Contractowners Transactions:
Payments received from contractowners	242,822	78,066	147,774
Transfers between Variable Investment Options including guaranteed interest account, net	1,151	—	542,055
Redemptions for contract benefits and terminations	(2,681)	—	(2,000)

Net increase (decrease) in net assets resulting from contractowners transactions	241,292	78,066	687,829

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	10	—	25

Net Increase (Decrease) in Net Assets	251,027	79,510	709,045
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$251,027	$79,510	$709,045

The accompanying notes are an integral part of these financial statements.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HIGH YIELD FUND
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,692	$512	$10,311
Net realized gain (loss)	568	621	4
Net change in unrealized appreciation (depreciation) of investments	2,513	2,041	(8,601)

Net increase (decrease) in net assets resulting from operations	4,773	3,174	1,714

From Contractowners Transactions:
Payments received from contractowners	145,810	77,954	240,983
Transfers between Variable Investment Options including guaranteed interest account, net	14,812	—	20,274

Net increase (decrease) in net assets resulting from contractowners transactions	160,622	77,954	261,257

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	6	—	8

Net Increase (Decrease) in Net Assets	165,401	81,128	262,979
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$165,401	$81,128	$262,979

The accompanying notes are an integral part of these financial statements.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(68)	$(696)	$16,867
Net realized gain (loss)	2	4,640	18,047
Net change in unrealized appreciation (depreciation) of investments	777	(2,172)	(37,457)

Net increase (decrease) in net assets resulting from operations	711	1,772	(2,543)

From Contractowners Transactions:
Payments received from contractowners	14,779	71,577	1,095,343
Transfers between Variable Investment Options including guaranteed interest account, net	2,402	7,627	(270,846)
Redemptions for contract benefits and terminations	—	—	(6,505)

Net increase (decrease) in net assets resulting from contractowners transactions	17,181	79,204	817,992

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	—	31

Net Increase (Decrease) in Net Assets	17,892	80,976	815,480
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$17,892	$80,976	$815,480

The accompanying notes are an integral part of these financial statements.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(165)	$(866)	$(584)
Net realized gain (loss)	1,702	10,418	22,750
Net change in unrealized appreciation (depreciation) of investments	1,559	5,389	(17,640)

Net increase (decrease) in net assets resulting from operations	3,096	14,941	4,526

From Contractowners Transactions:
Payments received from contractowners	45,536	79,356	170,904
Transfers between Variable Investment Options including guaranteed interest account, net	58,454	112,737	(44,720)

Net increase (decrease) in net assets resulting from contractowners transactions	103,990	192,093	126,184

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	6	8	—

Net Increase (Decrease) in Net Assets	107,092	207,042	130,710
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$107,092	$207,042	$130,710

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,674)	$(69)	$(124)
Net realized gain (loss)	135,075	288	2,341
Net change in unrealized appreciation (depreciation) of investments	(64,244)	(111)	(275)

Net increase (decrease) in net assets resulting from operations	65,157	108	1,942

From Contractowners Transactions:
Payments received from contractowners	983,857	19,736	36,610
Transfers between Variable Investment Options including guaranteed interest account, net	147,014	—	1,317
Redemptions for contract benefits and terminations	(1,466)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,129,405	19,736	37,927

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	43	—	—

Net Increase (Decrease) in Net Assets	1,194,605	19,844	39,869
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$1,194,605	$19,844	$39,869

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BIOTECHNOLOGY
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,523	$948	$(1,674)
Net realized gain (loss)	40	1	472
Net change in unrealized appreciation (depreciation) of investments	2,803	(1,043)	5,769

Net increase (decrease) in net assets resulting from operations	5,366	(94)	4,567

From Contractowners Transactions:
Payments received from contractowners	108,069	176,591	260,742
Transfers between Variable Investment Options including guaranteed interest account, net	68,610	—	28,873
Redemptions for contract benefits and terminations	—	—	(1,740)

Net increase (decrease) in net assets resulting from contractowners transactions	176,679	176,591	287,875

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	7	7	9

Net Increase (Decrease) in Net Assets	182,052	176,504	292,451
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$182,052	$176,504	$292,451

The accompanying notes are an integral part of these financial statements.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	PUTNAM VT DIVERSIFIED INCOME FUND	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(105)	$(560)	$(1,053)
Net realized gain (loss)	(5)	202	(18)
Net change in unrealized appreciation (depreciation) of investments	(908)	(5,619)	(3,417)

Net increase (decrease) in net assets resulting from operations	(1,018)	(5,977)	(4,488)

From Contractowners Transactions:
Payments received from contractowners	18,000	83,737	254,628
Transfers between Variable Investment Options including guaranteed interest account, net	502	43,736	1,751

Net increase (decrease) in net assets resulting from contractowners transactions	18,502	127,473	256,379

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	6	11

Net Increase (Decrease) in Net Assets	17,484	121,502	251,902
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$17,484	$121,502	$251,902

The accompanying notes are an integral part of these financial statements.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

The change in units outstanding for the period ended December 31, 2021 is as follows:

	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	34	(7)	27

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	23	—	23

1290 VT EQUITY INCOME	IA	2	—	2

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	8	—	8

1290 VT GAMCO SMALL COMPANY VALUE	IA	41	—	41

1290 VT HIGH YIELD BOND	IB	21	(2)	19

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	11	—	11

1290 VT MICRO CAP	IB	12	(2)	10

1290 VT MODERATE GROWTH ALLOCATION	IB	784	(3)	781

1290 VT NATURAL RESOURCES	IB	11	—	11

1290 VT REAL ESTATE	IB	15	—	15

1290 VT SMALL CAP VALUE	IB	30	(4)	26

1290 VT SMARTBETA EQUITY	IB	21	—	21

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	4	—	4

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	16	(2)	14

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	42	—	42

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	14	(4)	10

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	18	—	18

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLASS II	4	—	4

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	—	—	—

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLASS II	4	—	4

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	12	—	12

DELAWARE IVY VIP HIGH INCOME	CLASS II	49	—	49

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	5	—	5

The accompanying notes are an integral part of these financial statements.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	937	(6)	931

EQ/AB DYNAMIC GROWTH	IB	877	(1)	876

EQ/AB DYNAMIC MODERATE GROWTH	IB	738	(1)	737

EQ/AB SMALL CAP GROWTH	IA	18	—	18

EQ/AGGRESSIVE GROWTH STRATEGY	IB	2,033	(8)	2,025

EQ/ALL ASSET GROWTH ALLOCATION	IA	6	—	6

EQ/AMERICAN CENTURY MID CAP VALUE	IB	6	—	6

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	488	(1)	487

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	IB	143	(11)	132

EQ/BALANCED STRATEGY	IB	1,262	(3)	1,259

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	4	—	4

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	13	(2)	11

EQ/COMMON STOCK INDEX	IA	46	(3)	43

EQ/CONSERVATIVE GROWTH STRATEGY	IB	738	(2)	736

EQ/CONSERVATIVE STRATEGY	IB	281	(1)	280

EQ/CORE BOND INDEX	IB	53	(2)	51

EQ/EMERGING MARKETS EQUITY PLUS	IB	15	—	15

EQ/EQUITY 500 INDEX	IA	108	(1)	107

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	8	(1)	7

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	IB	490	(11)	479

EQ/FRANKLIN GROWTH ALLOCATION	IB	208	—	208

EQ/FRANKLIN MODERATE ALLOCATION	IB	191	—	191

EQ/FRANKLIN RISING DIVIDENDS	IB	10	—	10

EQ/FRANKLIN STRATEGIC INCOME	IB	9	—	9

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	826	—	826

The accompanying notes are an integral part of these financial statements.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	7	—	7

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	700	(2)	698

EQ/GROWTH STRATEGY	IB	2,145	(6)	2,139

EQ/INTERMEDIATE GOVERNMENT BOND	IA	8	—	8

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	6	—	6

EQ/INTERNATIONAL EQUITY INDEX	IA	49	(1)	48

EQ/INVESCO COMSTOCK	IA	6	(1)	5

EQ/INVESCO GLOBAL	IA	16	(1)	15

EQ/INVESCO GLOBAL REAL ASSETS	IB	12	—	12

EQ/INVESCO INTERNATIONAL GROWTH	IB	6	—	6

EQ/INVESCO MODERATE ALLOCATION	IB	456	(42)	414

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	305	—	305

EQ/JANUS ENTERPRISE	IA	24	—	24

EQ/JPMORGAN GROWTH ALLOCATION	IB	885	(17)	868

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	80	(5)	75

EQ/LARGE CAP GROWTH INDEX	IA	15	(1)	14

EQ/LARGE CAP VALUE INDEX	IA	16	—	16

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	12	—	12

EQ/LAZARD EMERGING MARKETS EQUITY	IB	9	—	9

EQ/LOOMIS SAYLES GROWTH	IA	6	—	6

EQ/MFS INTERNATIONAL GROWTH	IA	23	—	23

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	32	(1)	31

EQ/MFS MID CAP FOCUSED GROWTH	IB	9	—	9

EQ/MFS TECHNOLOGY	IB	23	—	23

EQ/MFS UTILITIES SERIES	IB	9	—	9

The accompanying notes are an integral part of these financial statements.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MID CAP INDEX	IA	33	(3)	30

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	11	—	11

EQ/MODERATE ALLOCATION	A	80	(30)	50

EQ/MODERATE GROWTH STRATEGY	IB	1,528	(60)	1,468

EQ/MONEY MARKET	IA	11	—	11
EQ/MONEY MARKET	IB	87	(58)	29

EQ/PIMCO GLOBAL REAL RETURN	IB	9	—	9

EQ/PIMCO REAL RETURN	IB	29	—	29

EQ/PIMCO TOTAL RETURN	IB	67	—	67

EQ/PIMCO ULTRA SHORT BOND	IA	15	—	15

EQ/SMALL COMPANY INDEX	IA	16	(1)	15

EQ/T. ROWE PRICE GROWTH STOCK	IA	31	(1)	30

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	18	—	18

EQ/VALUE EQUITY	IA	10	—	10

EQ/WELLINGTON ENERGY	IB	39	—	39

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	14	—	14

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	49	(4)	45

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	12	—	12

FRANKLIN ALLOCATION VIP FUND	CLASS 2	4	—	4

FRANKLIN INCOME VIP FUND	CLASS 2	36	—	36

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	6	—	6

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	5	—	5

INVESCO V.I. HIGH YIELD FUND	SERIES II	18	—	18

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	1	—	1

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	3	(1)	2

The accompanying notes are an integral part of these financial statements.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE PERIOD ENDED DECEMBER 31, 2021

	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	82	(32)	50

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	3	—	3

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	4	—	4

MULTIMANAGER AGGRESSIVE EQUITY	IB	4	(1)	3

MULTIMANAGER TECHNOLOGY	IB	33	(1)	32

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	CLASS S	1	—	1

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	3	—	3

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	21	—	21

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	16	—	16

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	6	—	6

PUTNAM VT DIVERSIFIED INCOME FUND	CLASS IB	2	—	2

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	9	—	9

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	23	—	23

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements

December 31, 2021

1.	Organization

Equitable America Variable Account 70A (“the Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Fidelity® Variable Insurance Products, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, ProFunds, and Putnam Variable Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. Units within these Variable Investment Options were made available on February 22, 2021.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund of America®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/AXA Investment Managers Moderate Allocation
•	EQ/Balanced Strategy
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/First Trust Moderate Growth Allocation
•	EQ/Franklin Growth Allocation
•	EQ/Franklin Moderate Allocation
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Continued)

•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Invesco International Growth
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Multimanager Aggressive Equity
•	Multimanager Technology

EQ Premier VIP Trust*

•	EQ/Moderate Allocation

Fidelity® Variable Insurance Products

•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio(1)
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Delaware IVY VIP High Income

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Aggressive Growth Portfolio
•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Dividend Strategy Portfolio
•	ClearBridge Variable Mid Cap Portfolio
•	Franklin Multi-Asset Dynamic Multi-Strategy VIT(1)

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — BondDebenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

Neuberger Berman Advisers Management Trust

•	Neuberger Berman International Equity Portfolio
•	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Income Portfolio

ProFunds

•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Diversified Income Fund

(1)	The Variable Investment Option became available during 2021, however it had no units during the period, thus the Variable Investment Option is excluded from all other sections of the financial statements.
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

1.	Organization (Concluded)

The Account is used to fund benefits for variable annuities issued by Equitable America for the Retirement Cornerstone Series (the “Contracts”). These annuities are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, or an individual retirement annuity. The annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable America are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges,

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

2.	Significant Accounting Policies (Concluded)

including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable America’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance laws to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable America which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable America is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value: Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the period ended December 31, 2021 were as follows:

	Purchases	Sales
1290 VT DoubleLine Dynamic Allocation	$533,899	$109,529
1290 VT DoubleLine Opportunistic Bond	255,283	1,013
1290 VT Equity Income	45,694	223
1290 VT GAMCO Mergers & Acquisitions	127,024	1,342
1290 VT GAMCO Small Company Value	1,588,747	22,547
1290 VT High Yield Bond	291,380	23,214
1290 VT Low Volatility Global Equity	132,585	505
1290 VT Micro Cap	282,810	45,106
1290 VT Moderate Growth Allocation	10,066,842	83,169
1290 VT Natural Resources	98,603	554
1290 VT Real Estate	311,976	760
1290 VT Small Cap Value	447,578	50,700
1290 VT SmartBeta Equity	337,708	1,070
American Funds Insurance Series® Global Small Capitalization FundSM	92,218	858
American Funds Insurance Series® New World Fund®	287,446	45,641
American Funds Insurance Series® The Bond Fund of America®	496,653	4,751
BlackRock Global Allocation V.I. Fund	300,123	71,757
BlackRock Large Cap Focus Growth V.I. Fund	1,169,031	5,633
ClearBridge Variable Aggressive Growth Portfolio	80,044	299
ClearBridge Variable Appreciation Portfolio	1,722	15
ClearBridge Variable Dividend Strategy Portfolio	93,555	120
ClearBridge Variable Mid Cap Portfolio	228,298	1,606
Delaware Ivy VIP High Income	999,882	5,973
Eaton Vance VT Floating-Rate Income Fund	52,449	295
EQ/AB Dynamic Aggressive Growth	12,206,188	133,511
EQ/AB Dynamic Growth	11,807,117	69,185
EQ/AB Dynamic Moderate Growth	12,167,501	69,254
EQ/AB Small Cap Growth	987,793	6,254
EQ/Aggressive Growth Strategy	48,771,399	405,892
EQ/All Asset Growth Allocation	133,664	526
EQ/American Century Mid Cap Value	220,125	834
EQ/American Century Moderate Growth Allocation	6,120,429	28,459
EQ/AXA Investment Managers Moderate Allocation	1,745,471	137,722
EQ/Balanced Strategy	24,178,991	167,149
EQ/ClearBridge Large Cap Growth	69,797	371
EQ/ClearBridge Select Equity Managed Volatility	249,590	30,861
EQ/Common Stock Index	2,023,820	124,171
EQ/Conservative Growth Strategy	12,777,408	87,321
EQ/Conservative Strategy	3,796,448	23,424
EQ/Core Bond Index	605,473	27,718
EQ/Emerging Markets Equity PLUS	186,539	897
EQ/Equity 500 Index	4,537,630	62,101
EQ/Fidelity Institutional AM® Large Cap	359,697	42,035
EQ/First Trust Moderate Growth Allocation	6,396,288	163,403
EQ/Franklin Growth Allocation	2,628,320	12,763
EQ/Franklin Moderate Allocation	2,644,976	17,198
EQ/Franklin Rising Dividends	272,201	1,490
EQ/Franklin Strategic Income	136,230	480
EQ/Goldman Sachs Growth Allocation	11,179,080	50,509
EQ/Goldman Sachs Mid Cap Value	253,372	1,073
EQ/Goldman Sachs Moderate Growth Allocation	9,956,344	72,381

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Growth Strategy	$51,985,254	$352,816
EQ/Intermediate Government Bond	81,467	339
EQ/International Core Managed Volatility	100,510	439
EQ/International Equity Index	756,675	13,402
EQ/Invesco Comstock	191,238	17,128
EQ/Invesco Global	554,880	36,776
EQ/Invesco Global Real Assets	238,825	2,235
EQ/Invesco International Growth	118,442	527
EQ/Invesco Moderate Allocation	5,949,550	554,221
EQ/Invesco Moderate Growth Allocation	4,166,295	25,320
EQ/Janus Enterprise	878,576	5,321
EQ/JPMorgan Growth Allocation	12,299,086	260,854
EQ/JPMorgan Value Opportunities	1,368,684	82,706
EQ/Large Cap Growth Index	885,338	70,829
EQ/Large Cap Value Index	516,353	2,224
EQ/Large Cap Value Managed Volatility	391,709	1,560
EQ/Lazard Emerging Markets Equity	120,153	1,002
EQ/Loomis Sayles Growth	305,652	1,699
EQ/MFS International Growth	573,419	3,402
EQ/MFS International Intrinsic Value	911,032	23,702
EQ/MFS Mid Cap Focused Growth	432,577	4,071
EQ/MFS Technology	1,698,496	14,385
EQ/MFS Utilities Series	236,252	813
EQ/Mid Cap Index	1,316,528	101,789
EQ/Mid Cap Value Managed Volatility	381,415	1,575
EQ/Moderate Allocation	1,511,536	553,903
EQ/Moderate Growth Strategy	33,398,451	1,381,548
EQ/Money Market	905,490	536,895
EQ/PIMCO Global Real Return	123,700	3,078
EQ/PIMCO Real Return	411,884	1,571
EQ/PIMCO Total Return	913,717	5,111
EQ/PIMCO Ultra Short Bond	148,160	2,355
EQ/Small Company Index	642,786	48,484
EQ/T. Rowe Price Growth Stock	1,790,176	71,054
EQ/T. Rowe Price Health Sciences	1,280,935	38,795
EQ/Value Equity	337,652	6,436
EQ/Wellington Energy	225,862	1,670
Fidelity® VIP Mid Cap Portfolio	537,481	16,009
Fidelity® VIP Strategic Income Portfolio	775,798	65,095
First Trust/Dow Jones Dividend & Income Allocation Portfolio	245,662	3,735
Franklin Allocation VIP Fund	78,272	307
Franklin Income VIP Fund	692,754	2,589
Invesco V.I. Diversified Dividend Fund	163,784	942
Invesco V.I. Equity and Income Fund	79,590	515
Invesco V.I. High Yield Fund	273,014	1,448
Invesco V.I. Main Street Mid Cap Fund	17,218	105
Invesco V.I. Small Cap Equity Fund	117,558	35,113
Lord Abbett Series Fund — Bond Debenture Portfolio	1,372,120	524,451
MFS® Investors Trust Series	105,890	384
MFS® Massachusetts Investors Growth Stock Portfolio	202,493	891
Multimanager Aggressive Equity	193,080	45,426
Multimanager Technology	1,297,432	39,635
Neuberger Berman International Equity Portfolio	20,082	131
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio	40,378	237

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
PIMCO CommodityRealReturn® Strategy Portfolio	$179,964	$762
PIMCO Income Portfolio	178,336	798
ProFund VP Biotechnology	289,102	2,676
Putnam VT Diversified Income Fund	18,501	105
Templeton Developing Markets VIP Fund	127,866	679
Templeton Global Bond VIP Fund	256,380	1,053

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an affiliate of Equitable America and Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, an affiliate of Equitable America, serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.04% to a high of 1.35% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.40% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/ AB Dynamic Moderate Growth, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/ International Equity

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

5.	Expenses and Related Party Transactions (Concluded)

Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/ Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed as agents of Equitable America and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT and VIP.

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable America charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

6.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction

Low – 0%

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year Special service charges	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65 Note –This charge is currently waived. This waiver may discontinue at any time without notice.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract anniversary	Current charge: 1.40%. Maximum charge 2.50%.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	Current charge: 0.35%. Maximum charge 2.50%.	Unit liquidation from account value

RMD Wealth Death Benefit	Annually on each contract anniversary	Issue age 20-64: Maximum charge: 1.20 Current charge: 0.60% Issue age 65-68: 2.00% – 1.00%	Unit liquidation from account value

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT DoubleLine Dynamic Allocation
2021	Lowest contract charge 1.30% Class IB	$15.90	—	—	—	7.80%
	Highest contract charge 1.65% Class IB	$15.40	—	—	—	7.39%
	All contract charges	—	26	422	0.94%

1290 VT DoubleLine Opportunistic Bond
2021	Lowest contract charge 1.30% Class IB	$10.92	—	—	—	(0.91)%
	Highest contract charge 1.30% Class IB	$10.92	—	—	—	(0.91)%
	All contract charges	—	23	249	5.05%

1290 VT Equity Income
2021	Lowest contract charge 1.30% Class IA	$28.84	—	—	—	17.43%
	Highest contract charge 1.30% Class IA	$28.84	—	—	—	17.43%
	All contract charges	—	2	47	3.22%

1290 VT GAMCO Mergers & Acquisitions
2021	Lowest contract charge 1.30% Class IA	$15.38	—	—	—	5.20%
	Highest contract charge 1.65% Class IA	$14.73	—	—	—	4.84%
	All contract charges	—	8	125	1.42%

1290 VT GAMCO Small Company Value
2021	Lowest contract charge 1.30% Class IA	$37.88	—	—	—	12.97%
	Highest contract charge 1.65% Class IA	$36.29	—	—	—	12.67%
	All contract charges	—	41	1,549	1.31%

1290 VT High Yield Bond
2021	Lowest contract charge 1.30% Class IB	$13.61	—	—	—	2.18%
	Highest contract charge 1.30% Class IB	$13.61	—	—	—	2.18%
	All contract charges	—	19	262	12.24%

1290 VT Low Volatility Global Equity
2021	Lowest contract charge 1.30% Class IB	$12.83	—	—	—	12.35%
	Highest contract charge 1.30% Class IB	$12.83	—	—	—	12.35%
	All contract charges	—	11	135	4.96%

1290 VT Micro Cap
2021	Lowest contract charge 1.30% Class IB	$18.15	—	—	—	(12.40)%
	Highest contract charge 1.65% Class IB	$17.94	—	—	—	(12.70)%
	All contract charges	—	10	184	0.00%

1290 VT Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$13.11	—	—	—	8.80%
	Highest contract charge 1.65% Class IB	$12.98	—	—	—	8.53%
	All contract charges	—	781	10,240	1.63%

1290 VT Natural Resources
2021	Lowest contract charge 1.30% Class IB	$9.15	—	—	—	10.77%
	Highest contract charge 1.65% Class IB	$8.87	—	—	—	10.60%
	All contract charges	—	11	98	7.40%

1290 VT Real Estate
2021	Lowest contract charge 1.30% Class IB	$15.16	—	—	—	20.03%
	Highest contract charge 1.30% Class IB	$15.16	—	—	—	20.03%
	All contract charges	—	15	230	9.72%

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

7.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Small Cap Value
2021	Lowest contract charge 1.30% Class IB	$13.42	—	—	—	15.00%
	Highest contract charge 1.65% Class IB	$13.27	—	—	—	14.69%
	All contract charges	—	26	349	2.41%

1290 VT SmartBeta Equity
2021	Lowest contract charge 1.30% Class IB	$15.87	—	—	—	20.05%
	Highest contract charge 1.30% Class IB	$15.87	—	—	—	20.05%
	All contract charges	—	21	332	3.88%

American Funds Insurance Series® Global Small Capitalization FundSM
2021	Lowest contract charge 1.30% Class 4	$22.10	—	—	—	(3.41)%
	Highest contract charge 1.30% Class 4	$22.10	—	—	—	(3.41)%
	All contract charges	—	4	88	0.00%

American Funds Insurance Series® New World Fund®
2021	Lowest contract charge 1.30% Class 4	$16.73	—	—	—	(1.99)%
	Highest contract charge 1.65% Class 4	$16.21	—	—	—	(2.29)%
	All contract charges	—	14	235	0.97%

American Funds Insurance Series® The Bond Fund of America®
2021	Lowest contract charge 1.30% Class 4	$11.47	—	—	—	(0.26)%
	Highest contract charge 1.30% Class 4	$11.47	—	—	—	(0.26)%
	All contract charges	—	42	486	2.17%

BlackRock Global Allocation V.I. Fund
2021	Lowest contract charge 1.30% Class III	$19.19	—	—	—	2.29%
	Highest contract charge 1.30% Class III	$19.19	—	—	—	2.29%
	All contract charges	—	10	198	1.26%

BlackRock Large Cap Focus Growth V.I. Fund
2021	Lowest contract charge 1.30% Class III	$59.13	—	—	—	14.57%
	Highest contract charge 1.65% Class III	$56.64	—	—	—	14.22%
	All contract charges	—	18	1,068	0.00%

ClearBridge Variable Aggressive Growth Portfolio
2021	Lowest contract charge 1.30% Class II	$16.45	—	—	—	(1.08)%
	Highest contract charge 1.65% Class II	$16.02	—	—	—	(1.35)%
	All contract charges	—	4	66	0.04%

ClearBridge Variable Appreciation Portfolio
2021	Lowest contract charge 1.30% Class II	$21.41	—	—	—	20.42%
	Highest contract charge 1.30% Class II	$21.41	—	—	—	20.42%
	All contract charges	—	—	2	0.50%

ClearBridge Variable Dividend Strategy Portfolio
2021	Lowest contract charge 1.30% Class II	$21.43	—	—	—	24.45%
	Highest contract charge 1.30% Class II	$21.43	—	—	—	24.45%
	All contract charges	—	4	95	2.14%

ClearBridge Variable Mid Cap Portfolio
2021	Lowest contract charge 1.30% Class II	$19.13	—	—	—	16.86%
	Highest contract charge 1.30% Class II	$19.13	—	—	—	16.86%
	All contract charges	—	12	223	0.00%

Delaware Ivy VIP High Income
2021	Lowest contract charge 1.30% Class II	$20.16	—	—	—	2.08%
	Highest contract charge 1.30% Class II	$20.16	—	—	—	2.08%
	All contract charges	—	49	989	2.96%

Eaton Vance VT Floating-Rate Income Fund
2021	Lowest contract charge 1.30% Initial Class	$11.45	—	—	—	1.15%
	Highest contract charge 1.30% Initial Class	$11.45	—	—	—	1.15%
	All contract charges	—	5	52	2.37%

EQ/AB Dynamic Aggressive Growth
2021	Lowest contract charge 1.30% Class IB	$12.93	—	—	—	11.95%
	Highest contract charge 1.65% Class IB	$12.74	—	—	—	11.56%
	All contract charges	—	930	12,029	0.21%

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

7.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/AB Dynamic Growth
2021	Lowest contract charge 1.30% Class IB	$13.61	—	—	—	10.20%
	Highest contract charge 1.65% Class IB	$13.29	—	—	—	9.83%
	All contract charges	—	876	11,915	1.21%

EQ/AB Dynamic Moderate Growth
2021	Lowest contract charge 1.30% Class IB	$16.26	—	—	—	8.04%
	Highest contract charge 1.65% Class IB	$15.65	—	—	—	7.78%
	All contract charges	—	736	11,976	3.17%

EQ/AB Small Cap Growth
2021	Lowest contract charge 1.30% Class IA	$48.94	—	—	—	0.78%
	Highest contract charge 1.65% Class IA	$46.88	—	—	—	0.47%
	All contract charges	—	18	875	0.00%

EQ/Aggressive Growth Strategy
2021	Lowest contract charge 1.30% Class IB	$23.24	—	—	—	10.14%
	Highest contract charge 1.65% Class IB	$22.45	—	—	—	9.78%
	All contract charges	—	2,025	47,024	5.78%

EQ/All Asset Growth Allocation
2021	Lowest contract charge 1.30% Class IA	$21.23	—	—	—	5.36%
	Highest contract charge 1.65% Class IA	$20.34	—	—	—	5.06%
	All contract charges	—	6	121	11.01%

EQ/American Century Mid Cap Value
2021	Lowest contract charge 1.30% Class IB	$34.96	—	—	—	14.96%
	Highest contract charge 1.65% Class IB	$33.48	—	—	—	14.58%
	All contract charges	—	5	206	2.76%

EQ/American Century Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$12.59	—	—	—	6.88%
	Highest contract charge 1.65% Class IB	$12.46	—	—	—	6.50%
	All contract charges	—	487	6,136	2.14%

EQ/AXA Investment Managers Moderate Allocation
2021	Lowest contract charge 1.30% Class IB	$12.60	—	—	—	7.69%
	Highest contract charge 1.65% Class IB	$12.47	—	—	—	7.31%
	All contract charges	—	131	1,659	1.31%

EQ/Balanced Strategy
2021	Lowest contract charge 1.30% Class IB	$18.63	—	—	—	5.31%
	Highest contract charge 1.65% Class IB	$17.84	—	—	—	4.94%
	All contract charges	—	1,259	23,446	3.74%

EQ/ClearBridge Large Cap Growth
2021	Lowest contract charge 1.30% Class IB	$18.99	—	—	—	20.04%
	Highest contract charge 1.30% Class IB	$18.99	—	—	—	20.04%
	All contract charges	—	4	70	0.00%

EQ/ClearBridge Select Equity Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$19.90	—	—	—	15.30%
	Highest contract charge 1.65% Class IA	$19.68	—	—	—	14.95%
	All contract charges	—	12	227	0.71%

EQ/Common Stock Index
2021	Lowest contract charge 1.30% Class IA	$43.76	—	—	—	18.59%
	Highest contract charge 1.65% Class IA	$41.91	—	—	—	18.22%
	All contract charges	—	44	1,901	1.56%

EQ/Conservative Growth Strategy
2021	Lowest contract charge 1.30% Class IB	$16.58	—	—	—	3.69%
	Highest contract charge 1.65% Class IB	$15.88	—	—	—	3.39%
	All contract charges	—	736	12,202	3.51%

EQ/Conservative Strategy
2021	Lowest contract charge 1.30% Class IB	$13.05	—	—	—	0.62%
	Highest contract charge 1.65% Class IB	$12.50	—	—	—	0.32%
	All contract charges	—	280	3,654	2.60%

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

7.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Core Bond Index
2021	Lowest contract charge 1.30% Class IB	$11.16	—	—	—	(2.36)%
	Highest contract charge 1.30% Class IB	$11.16	—	—	—	(2.36)%
	All contract charges	—	51	564	3.45%

EQ/Emerging Markets Equity PLUS
2021	Lowest contract charge 1.30% Class IB	$11.13	—	—	—	(9.22)%
	Highest contract charge 1.30% Class IB	$11.13	—	—	—	(9.22)%
	All contract charges	—	15	172	2.53%

EQ/Equity 500 Index
2021	Lowest contract charge 1.30% Class IA	$44.53	—	—	—	22.44%
	Highest contract charge 1.65% Class IA	$42.65	—	—	—	22.07%
	All contract charges	—	106	4,741	1.53%

EQ/Fidelity Institutional AM® Large Cap
2021	Lowest contract charge 1.30% Class IB	$42.65	—	—	—	17.72%
	Highest contract charge 1.65% Class IB	$40.86	—	—	—	17.38%
	All contract charges	—	7	311	0.74%

EQ/First Trust Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$12.88	—	—	—	6.01%
	Highest contract charge 1.65% Class IB	$12.75	—	—	—	5.72%
	All contract charges	—	479	6,165	1.41%

EQ/Franklin Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$12.51	—	—	—	7.94%
	Highest contract charge 1.30% Class IB	$12.51	—	—	—	7.94%
	All contract charges	—	208	2,602	1.51%

EQ/Franklin Moderate Allocation
2021	Lowest contract charge 1.30% Class IB	$13.20	—	—	—	4.51%
	Highest contract charge 1.65% Class IB	$12.92	—	—	—	4.11%
	All contract charges	—	191	2,526	0.46%

EQ/Franklin Rising Dividends
2021	Lowest contract charge 1.30% Class IB	$28.68	—	—	—	24.91%
	Highest contract charge 1.65% Class IB	$27.79	—	—	—	24.56%
	All contract charges	—	10	298	1.25%

EQ/Franklin Strategic Income
2021	Lowest contract charge 1.30% Class IB	$14.38	—	—	—	0.07%
	Highest contract charge 1.65% Class IB	$13.77	—	—	—	(0.29)%
	All contract charges	—	9	131	9.19%

EQ/Goldman Sachs Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$12.97	—	—	—	8.99%
	Highest contract charge 1.65% Class IB	$12.84	—	—	—	8.72%
	All contract charges	—	826	10,711	0.29%

EQ/Goldman Sachs Mid Cap Value
2021	Lowest contract charge 1.30% Class IB	$34.78	—	—	—	19.72%
	Highest contract charge 1.30% Class IB	$34.78	—	—	—	19.72%
	All contract charges	—	7	244	0.70%

EQ/Goldman Sachs Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$13.46	—	—	—	7.59%
	Highest contract charge 1.65% Class IB	$13.14	—	—	—	7.18%
	All contract charges	—	698	9,395	0.07%

EQ/Growth Strategy
2021	Lowest contract charge 1.30% Class IB	$23.38	—	—	—	8.44%
	Highest contract charge 1.65% Class IB	$22.39	—	—	—	8.11%
	All contract charges	—	2,139	50,006	5.10%

EQ/Intermediate Government Bond
2021	Lowest contract charge 1.30% Class IB	$10.15	—	—	—	(2.59)%
	Highest contract charge 1.30% Class IB	$10.15	—	—	—	(2.59)%
	All contract charges	—	8	79	1.70%

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

7.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/International Core Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$15.15	—	—	—	4.63%
	Highest contract charge 1.30% Class IA	$15.15	—	—	—	4.63%
	All contract charges	—	6	92	4.77%

EQ/International Equity Index
2021	Lowest contract charge 1.30% Class IA	$15.35	—	—	—	4.85%
	Highest contract charge 1.30% Class IA	$15.35	—	—	—	4.85%
	All contract charges	—	48	736	5.06%

EQ/Invesco Comstock
2021	Lowest contract charge 1.30% Class IA	$32.40	—	—	—	19.69%
	Highest contract charge 1.30% Class IA	$32.40	—	—	—	19.69%
	All contract charges	—	5	175	2.65%

EQ/Invesco Global
2021	Lowest contract charge 1.30% Class IA	$33.09	—	—	—	9.03%
	Highest contract charge 1.65% Class IA	$31.70	—	—	—	8.71%
	All contract charges	—	15	503	0.00%

EQ/Invesco Global Real Assets
2021	Lowest contract charge 1.30% Class IB	$19.68	—	—	—	15.83%
	Highest contract charge 1.30% Class IB	$19.68	—	—	—	15.83%
	All contract charges	—	12	243	6.20%

EQ/Invesco International Growth
2021	Lowest contract charge 1.30% Class IB	$19.56	—	—	—	(0.20)%
	Highest contract charge 1.65% Class IB	$18.74	—	—	—	(0.48)%
	All contract charges	—	6	113	3.03%

EQ/Invesco Moderate Allocation
2021	Lowest contract charge 1.30% Class IB	$12.67	—	—	—	5.32%
	Highest contract charge 1.65% Class IB	$12.38	—	—	—	5.09%
	All contract charges	—	415	5,251	0.00%

EQ/Invesco Moderate Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$13.19	—	—	—	7.41%
	Highest contract charge 1.65% Class IB	$13.06	—	—	—	7.14%
	All contract charges	—	305	4,021	0.47%

EQ/Janus Enterprise
2021	Lowest contract charge 1.30% Class IA	$34.47	—	—	—	11.45%
	Highest contract charge 1.65% Class IA	$33.01	—	—	—	11.07%
	All contract charges	—	24	836	0.14%

EQ/JPMorgan Growth Allocation
2021	Lowest contract charge 1.30% Class IB	$13.05	—	—	—	8.21%
	Highest contract charge 1.65% Class IB	$12.86	—	—	—	7.89%
	All contract charges	—	869	11,333	0.00%

EQ/JPMorgan Value Opportunities
2021	Lowest contract charge 1.30% Class IB	$14.83	—	—	—	9.53%
	Highest contract charge 1.65% Class IB	$14.66	—	—	—	9.16%
	All contract charges	—	74	1,106	1.42%

EQ/Large Cap Growth Index
2021	Lowest contract charge 1.30% Class IA	$59.93	—	—	—	23.47%
	Highest contract charge 1.65% Class IA	$57.41	—	—	—	23.09%
	All contract charges	—	14	818	0.11%

EQ/Large Cap Value Index
2021	Lowest contract charge 1.30% Class IA	$31.76	—	—	—	15.57%
	Highest contract charge 1.65% Class IA	$30.42	—	—	—	15.23%
	All contract charges	—	16	514	2.48%

EQ/Large Cap Value Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$30.43	—	—	—	16.37%
	Highest contract charge 1.30% Class IA	$30.43	—	—	—	16.37%
	All contract charges	—	12	370	2.29%

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

7.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Lazard Emerging Markets Equity
2021	Lowest contract charge 1.30% Class IB	$12.60	—	—	—	0.48%
	Highest contract charge 1.65% Class IB	$12.07	—	—	—	0.17%
	All contract charges	—	8	109	5.91%

EQ/Loomis Sayles Growth
2021	Lowest contract charge 1.30% Class IA	$47.17	—	—	—	12.18%
	Highest contract charge 1.65% Class IA	$45.18	—	—	—	11.83%
	All contract charges	—	6	287	0.00%

EQ/MFS International Growth
2021	Lowest contract charge 1.30% Class IA	$22.78	—	—	—	6.15%
	Highest contract charge 1.65% Class IA	$21.82	—	—	—	5.82%
	All contract charges	—	23	521	0.51%

EQ/MFS International Intrinsic Value
2021	Lowest contract charge 1.30% Class IB	$29.00	—	—	—	9.89%
	Highest contract charge 1.65% Class IB	$27.78	—	—	—	9.59%
	All contract charges	—	31	897	0.73%

EQ/MFS Mid Cap Focused Growth
2021	Lowest contract charge 1.30% Class IB	$49.42	—	—	—	19.08%
	Highest contract charge 1.65% Class IB	$47.34	—	—	—	18.74%
	All contract charges	—	9	459	0.00%

EQ/MFS Technology
2021	Lowest contract charge 1.30% Class IB	$69.38	—	—	—	7.20%
	Highest contract charge 1.65% Class IB	$66.45	—	—	—	6.87%
	All contract charges	—	23	1,584	0.00%

EQ/MFS Utilities Series
2021	Lowest contract charge 1.30% Class IB	$27.31	—	—	—	17.01%
	Highest contract charge 1.65% Class IB	$26.16	—	—	—	16.68%
	All contract charges	—	9	242	3.68%

EQ/Mid Cap Index
2021	Lowest contract charge 1.30% Class IA	$39.02	—	—	—	11.77%
	Highest contract charge 1.65% Class IA	$37.37	—	—	—	11.45%
	All contract charges	—	31	1,179	1.16%

EQ/Mid Cap Value Managed Volatility
2021	Lowest contract charge 1.30% Class IA	$32.76	—	—	—	15.27%
	Highest contract charge 1.65% Class IA	$31.38	—	—	—	14.90%
	All contract charges	—	11	356	1.39%

EQ/Moderate Allocation
2021	Lowest contract charge 1.30% Class A	$18.16	—	—	—	4.01%
	Highest contract charge 1.65% Class A	$17.39	—	—	—	3.64%
	All contract charges	—	50	913	5.08%

EQ/Moderate Growth Strategy
2021	Lowest contract charge 1.30% Class IB	$20.90	—	—	—	6.85%
	Highest contract charge 1.65% Class IB	$20.02	—	—	—	6.55%
	All contract charges	—	1,468	30,600	4.52%

EQ/Money Market
2021	Lowest contract charge 1.30% Class IA	$8.85	—	—	—	(1.01)%
	Highest contract charge 1.65% Class IA	$8.48	—	—	—	(1.17)%
	All contract charges	—	11	99	0.00%

EQ/Money Market
2021	Lowest contract charge 1.65% Class IB	$9.24	—	—	—	(1.28)%
	Highest contract charge 1.65% Class IB	$9.24	—	—	—	(1.28)%
	All contract charges	—	29	270	0.00%

EQ/PIMCO Global Real Return
2021	Lowest contract charge 1.30% Class IB	$12.33	—	—	—	6.48%
	Highest contract charge 1.30% Class IB	$12.33	—	—	—	6.48%
	All contract charges	—	9	110	18.98%

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

7.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/PIMCO Real Return
2021	Lowest contract charge 1.30% Class IB	$13.72	—	—	—	5.38%
	Highest contract charge 1.65% Class IB	$13.14	—	—	—	5.04%
	All contract charges	—	29	393	9.78%

EQ/PIMCO Total Return
2021	Lowest contract charge 1.30% Class IB	$13.31	—	—	—	(0.97)%
	Highest contract charge 1.65% Class IB	$12.75	—	—	—	(1.24)%
	All contract charges	—	67	891	3.17%

EQ/PIMCO Ultra Short Bond
2021	Lowest contract charge 1.30% Class IA	$9.46	—	—	—	(1.66)%
	Highest contract charge 1.30% Class IA	$9.46	—	—	—	(1.66)%
	All contract charges	—	15	145	0.77%

EQ/Small Company Index
2021	Lowest contract charge 1.30% Class IA	$37.31	—	—	—	(0.19)%
	Highest contract charge 1.65% Class IA	$35.73	—	—	—	(0.50)%
	All contract charges	—	15	554	1.34%

EQ/T. Rowe Price Growth Stock
2021	Lowest contract charge 1.30% Class IA	$54.01	—	—	—	10.20%
	Highest contract charge 1.65% Class IA	$51.73	—	—	—	9.88%
	All contract charges	—	30	1,625	0.00%

EQ/T. Rowe Price Health Sciences
2021	Lowest contract charge 1.30% Class IB	$68.00	—	—	—	5.77%
	Highest contract charge 1.65% Class IB	$65.14	—	—	—	5.47%
	All contract charges	—	18	1,216	0.00%

EQ/Value Equity
2021	Lowest contract charge 1.30% Class IA	$29.13	—	—	—	14.73%
	Highest contract charge 1.65% Class IA	$27.90	—	—	—	14.39%
	All contract charges	—	10	296	1.34%

EQ/Wellington Energy
2021	Lowest contract charge 1.30% Class IB	$5.86	—	—	—	20.08%
	Highest contract charge 1.65% Class IB	$5.61	—	—	—	19.62%
	All contract charges	—	39	230	9.09%

Fidelity® VIP Mid Cap Portfolio
2021	Lowest contract charge 1.30% Service Class 2	$33.85	—	—	—	13.97%
	Highest contract charge 1.65% Service Class 2	$32.42	—	—	—	13.63%
	All contract charges	—	14	477	0.71%

Fidelity® VIP Strategic Income Portfolio
2021	Lowest contract charge 1.30% Service Class 2	$15.28	—	—	—	1.87%
	Highest contract charge 1.65% Service Class 2	$14.63	—	—	—	1.46%
	All contract charges	—	46	694	4.28%

First Trust/Dow Jones Dividend & Income Allocation Portfolio
2021	Lowest contract charge 1.30% Class I	$20.12	—	—	—	9.95%
	Highest contract charge 1.30% Class I	$20.12	—	—	—	9.95%
	All contract charges	—	12	251	1.43%

Franklin Allocation VIP Fund
2021	Lowest contract charge 1.30% Class 2	$21.35	—	—	—	9.21%
	Highest contract charge 1.30% Class 2	$21.35	—	—	—	9.21%
	All contract charges	—	4	80	0.74%

Franklin Income VIP Fund
2021	Lowest contract charge 1.30% Class 2	$19.64	—	—	—	11.59%
	Highest contract charge 1.65% Class 2	$18.83	—	—	—	11.29%
	All contract charges	—	36	709	2.66%

Invesco V.I. Diversified Dividend Fund
2021	Lowest contract charge 1.30% Series II	$27.61	—	—	—	13.95%
	Highest contract charge 1.65% Series II	$23.56	—	—	—	13.60%
	All contract charges	—	6	165	3.06%

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2021

7.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Invesco V.I. Equity and Income Fund
2021	Lowest contract charge 1.30% Series II	$15.82	—	—	—	10.40%
	Highest contract charge 1.65% Series II	$15.44	—	—	—	10.05%
	All contract charges	—	5	81	2.29%

Invesco V.I. High Yield Fund
2021	Lowest contract charge 1.30% Series II	$14.31	—	—	—	1.85%
	Highest contract charge 1.30% Series II	$14.31	—	—	—	1.85%
	All contract charges	—	18	263	8.85%

Invesco V.I. Main Street Mid Cap Fund
2021	Lowest contract charge 1.30% Series II	$25.69	—	—	—	14.84%
	Highest contract charge 1.65% Series II	$24.61	—	—	—	14.52%
	All contract charges	—	1	18	0.46%

Invesco V.I. Small Cap Equity Fund
2021	Lowest contract charge 1.30% Series II	$35.99	—	—	—	3.69%
	Highest contract charge 1.30% Series II	$35.99	—	—	—	3.69%
	All contract charges	—	2	81	0.00%

Lord Abbett Series Fund - Bond Debenture Portfolio
2021	Lowest contract charge 1.30% VC Shares	$16.29	—	—	—	0.25%
	Highest contract charge 1.30% VC Shares	$16.29	—	—	—	0.25%
	All contract charges	—	50	815	3.59%

MFS® Investors Trust Series
2021	Lowest contract charge 1.30% Service Class	$39.15	—	—	—	20.80%
	Highest contract charge 1.30% Service Class	$39.15	—	—	—	20.80%
	All contract charges	—	3	107	0.62%

MFS® Massachusetts Investors Growth Stock Portfolio
2021	Lowest contract charge 1.30% Service Class	$49.30	—	—	—	22.33%
	Highest contract charge 1.30% Service Class	$49.30	—	—	—	22.33%
	All contract charges	—	4	207	0.03%

Multimanager Aggressive Equity
2021	Lowest contract charge 1.30% Class IB	$51.78	—	—	—	14.94%
	Highest contract charge 1.30% Class IB	$51.78	—	—	—	14.94%
	All contract charges	—	3	131	0.00%

Multimanager Technology
2021	Lowest contract charge 1.30% Class IB	$37.62	—	—	—	13.52%
	Highest contract charge 1.65% Class IB	$36.72	—	—	—	13.19%
	All contract charges	—	32	1,195	0.00%

Neuberger Berman International Equity Portfolio
2021	Lowest contract charge 1.30% Class S	$14.57	—	—	—	9.38%
	Highest contract charge 1.30% Class S	$14.57	—	—	—	9.38%
	All contract charges	—	1	20	0.52%

Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
2021	Lowest contract charge 1.30% Class S	$12.39	—	—	—	12.74%
	Highest contract charge 1.30% Class S	$12.39	—	—	—	12.74%
	All contract charges	—	3	40	0.52%

PIMCO CommodityRealReturn® Strategy Portfolio
2021	Lowest contract charge 1.30% Advisor Class	$8.48	—	—	—	17.13%
	Highest contract charge 1.30% Advisor Class	$8.48	—	—	—	17.13%
	All contract charges	—	21	182	4.70%

PIMCO Income Portfolio
2021	Lowest contract charge 1.30% Advisor Class	$11.33	—	—	—	0.27%
	Highest contract charge 1.30% Advisor Class	$11.33	—	—	—	0.27%
	All contract charges	—	16	177	2.38%

ProFund VP Biotechnology
2021	Lowest contract charge 1.30% Common Shares	$46.06	—	—	—	8.40%
	Highest contract charge 1.65% Common Shares	$44.12	—	—	—	8.08%
	All contract charges	—	6	292	0.00%

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Concluded)

December 31, 2021

7.	Financial Highlights (Concluded)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Putnam VT Diversified Income Fund
2021	Lowest contract charge 1.30% Class IB	$9.82	—	—	—	(9.74)%
	Highest contract charge 1.30% Class IB	$9.82	—	—	—	(9.74)%
	All contract charges	—	2	17	0.00%

Templeton Developing Markets VIP Fund
2021	Lowest contract charge 1.30% Class 2	$13.97	—	—	—	(15.79)%
	Highest contract charge 1.65% Class 2	$13.38	—	—	—	(16.06)%
	All contract charges	—	9	122	0.22%

Templeton Global Bond VIP Fund
2021	Lowest contract charge 1.30% Class 2	$10.91	—	—	—	(5.21)%
	Highest contract charge 1.65% Class 2	$10.45	—	—	—	(5.52)%
	All contract charges	—	23	252	0.00%

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. This ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. The total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Covid-19 Impact

Throughout 2020 and 2021, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and additional risks to Equitable America’s business. As of December 31 2021, COVID-19 related impacts to Equitable America, including adverse mortality experience, have been manageable. However, because of the continued uncertainty as to future events around the pandemic, the extent and nature of the full financial impact cannot reasonably be estimated at this time. Management will continue to monitor developments, and its impact on the fair value of the Portfolios in which the Variable Investment Options invest.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2021 through April 15, 2022, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-109

INDEX TO FINANCIAL STATEMENTS AND SCHEDULES

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company of America

Opinion on the Financial Statements

We have audited the financial statements, including the related notes and financial statement schedules, of Equitable Financial Life Insurance Company of America (the “Company”) as listed in the accompanying index (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Amortization and Valuation of Deferred Policy Acquisition Costs (“DAC”) and Amortization of Unearned Revenue Reserves (“URR”) related to Variable and Interest Sensitive Life Products

As described in Note 2 to the financial statements, DAC represents acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business that are deferred, and Future policy benefits and other policyholders’ liabilities includes URR, which represents policy charges for services to be provided in future periods that are deferred. A significant portion of the $637 million of DAC and $470 million of future policy benefits and other policyholders’ liabilities as of December 31, 2021, is associated with the variable and interest sensitive life products. DAC and URR associated with Universal Life and investment-type products are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The DAC amortization and valuation estimates and the URR amortization estimates for these products are determined using models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread.

The principal considerations for our determination that performing procedures relating to the amortization and valuation of DAC and amortization of URR related to variable and interest sensitive life products is a critical audit matter are (i) the significant judgment by management when determining the amortization and valuation estimates, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the relevant models and significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread; and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the amortization and valuation of DAC and the amortization of URR related to variable and interest sensitive life products, including controls over the relevant models and development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the amortization and valuation estimates of DAC and amortization estimates of URR, which included (i) testing the completeness and accuracy of the historical data used by management to develop and update the significant assumptions, (ii) testing that significant assumptions are accurately reflected in the relevant models, and (iii) the use of professionals with specialized skill and knowledge to assist in evaluating the appropriateness of the relevant models and the reasonableness of the significant assumptions related to projected future separate account performance, mortality, contract persistency, and general account investment spread based on consideration of the Company’s experience, industry trends, and market conditions, as applicable.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 4, 2022

We have served as the Company’s auditor since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Company.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Balance Sheets

December 31, 2021 and 2020

	2021	2020
	(in millions, except share data)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $2,444 and $2,197) (allowance for credit losses of $0 and $0 )	$2,572	$2,445
Mortgage loans on real estate (net of allowance for credit losses of $0 and $0)	17	17
Policy loans	238	229
Other equity investments	23	—
Other invested assets	19	82

Total investments	2,869	2,773
Cash and cash equivalents	127	161
Deferred policy acquisition costs	637	477
Amounts due from reinsurers (allowance for credit losses of $0 and $0)	1,136	1,186
Current and deferred income taxes	15	27
Other assets	57	81
Separate Accounts assets	3,394	2,601

Total Assets	$8,235	$7,306

LIABILITIES
Policyholders’ account balances	$3,504	$3,306
Future policy benefits and other policyholders’ liabilities	470	415
Amounts due to reinsurers	117	126
Other liabilities	42	72
Separate Accounts liabilities	3,394	2,601

Total Liabilities	$7,527	$6,520

Commitments and contingent liabilities (Note 13)

EQUITY
Common stock, $1.00 par value; 2,500,000 shares authorized, issued and outstanding	$3	$3
Additional paid-in capital	679	692
Retained earnings	(60)	(47)
Accumulated other comprehensive income (loss)	86	138

Total Equity	708	786

Total Liabilities and Equity	$8,235	$7,306

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Statements of Income (Loss)

Years Ended December 31, 2021, 2020, and 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
REVENUES
Policy charges and fee income	$275	$261	$245
Premiums	157	106	67
Net derivative gains (losses)	(1)	(16)	4
Net investment income (loss)	90	83	71
Investment gains (losses), net	4	1	—
Other income	10	8	9

Total revenues	535	443	396

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	239	184	107
Interest credited to policyholders’ account balances	82	90	84
Compensation and benefits	35	35	22
Commissions	76	58	50
Amortization of deferred policy acquisition costs	25	31	92
Other operating costs and expenses	96	83	99

Total benefits and other deductions	553	481	454

Income (loss) from continuing operations, before income taxes	(18)	(38)	(58)
Income tax (expense) benefit	5	29	13

Net income (loss)	$(13)	$(9)	$(45)

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Statements of Comprehensive Income (Loss)

Years Ended December 31, 2021, 2020, and 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(13)	$(9)	$(45)

Other comprehensive income (loss), net of income taxes:
Change in unrealized gains (losses), net of adjustments(1)	(52)	90	60

Other comprehensive income (loss), net of income taxes	(52)	90	60

Comprehensive income (loss)	$(65)	$81	$15

(1)	See Note 12 of the Notes to these Financial Statements for details of change in unrealized gains (losses), net of adjustments.

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Statements of Equity

Years Ended December 31, 2021, 2020, and 2019

	Year Ended December 31,
	Equity
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Equity
	(in millions)
January 1, 2021	$3	$692	$(47)	$138	$786
Net income (loss)	—	—	(13)	—	(13)
Capital contribution from parent	—	50	—	—	50
Other comprehensive income (loss)	—	—	—	(52)	(52)
Dividend of AB Units to parent	—	(61)	—	—	(61)
Other	—	(2)	—	—	(2)

December 31, 2021	$3	$679	$(60)	$86	$708

January 1, 2020	$3	$403	$(38)	$48	$416
Net income (loss)	—	—	(9)	—	(9)
Capital contribution from parent	—	285	—	—	285
Other comprehensive income (loss)	—	—	—	90	90
Other	—	4	—	—	4

December 31, 2020	$3	$692	$(47)	$138	$786

January 1, 2019	3	333	7	(12)	331
Net income (loss)	—	—	(45)	—	(45)
Capital contribution from parent	—	70	—	—	70
Other comprehensive income (loss)	—	—	—	60	60

December 31, 2019	$3	$403	$(38)	$48	$416

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Statements of Cash Flows

Years Ended December 31, 2021, 2020, and 2019

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from operating activities:
Net income (loss)	$(13)	$(9)	$(45)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	82	90	84
Policy charges and fee income	(275)	(261)	(245)
Net derivative (gains) losses	1	16	(4)
Dividend from AB Units	5	8	7
Equity in (income) loss from AB	(3)	(8)	(7)
Investment (gains) losses, net	(4)	(1)	—
Non-cash long-term incentive compensation expense	(2)	4	—
Amortization of deferred cost of reinsurance asset	—	1	2
Amortization and depreciation	30	35	99
Changes in:
Reinsurance recoverable	19	19	(96)
Capitalization of deferred policy acquisition costs	(122)	(95)	(108)
Future policy benefits	20	34	(20)
Current and deferred income taxes	25	(28)	(13)
Other, net	(13)	(10)	5

Net cash provided by (used in) operating activities	$(250)	$(205)	$(341)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$381	$200	$121
Other	2	—	2
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(647)	(620)	(407)
Cash settlements related to derivative instruments, net	74	35	87
Other, net	(9)	(21)	23

Net cash provided by (used in) investing activities	$(199)	$(406)	$(174)

Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$776	$712	$599
Withdrawals	(364)	(357)	(118)
Transfer (to) from Separate Accounts	(45)	34	11
Change in collateralized pledged liabilities	—	(11)	3
Cash contribution from parent company	50	285	70
Other, net	(2)	4	(2)

Net cash provided by (used in) financing activities	$415	$667	$563

Change in cash and cash equivalents	(34)	56	48
Cash and cash equivalents, beginning of year	161	105	57

Cash and cash equivalents, end of year	$127	$161	$105

Supplemental cash flow information:
Income taxes (refunded) paid	$(31)	$(1)	$(1)

See Notes to Financial Statements.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Notes to Financial Statements

1)	ORGANIZATION

Equitable America’s primary business is providing annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Holdings. Equitable America is a stock life insurance company organized under the laws of Arizona.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

Financial results in the historical financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented.

The years “2021”, “2020” and “2019” refer to the years ended December 31, 2021, 2020 and 2019, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for AFS debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination.

ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by-instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11 clarified the codification guidance and did not materially change the standard.

On January 1, 2020, the Company adopted the new standard and completed implementation of its updated CECL models, processes and controls related to the identified financial assets that fall within the scope of the new standard. Upon adoption, the Company recorded an immaterial adjustment to reduce the opening retained earnings balance. The adjustment is primarily attributable to an increase in the allowance for credit losses associated with the Company’s commercial mortgage loan portfolios and reinsurance.

Results for reporting periods beginning after January 1, 2020 are presented under ASU 2016-13 while prior period amounts continue to be reported in accordance with previously applicable GAAP.

ASU 2018-13: Fair Value Measurement (Topic 820)

This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU impact the disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	The Company elected to early adopt during 2019 the removal of disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company adopted the additional disclosures related to Level 3 fair value information on January 1, 2020.

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	On January 1, 2021, the Company adopted the new accounting standards update. The new guidance was applied either on a retrospective, modified retrospective or prospective basis based on the items to which the amendments relate. The adoption did not have a material impact on the Company’s financial position, results of operations and cash flows as of the adoption date.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2020-11: Financial Services — Insurance (Topic 944): Effective Date and Early Application

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. The ASU also prescribes the discount rate to be used in measuring the liability for future policy benefits for traditional and limited payment long-duration contracts.

2. Measurement of MRBs. MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk.

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts.

4. Expanded footnote disclosures. The ASU requires additional disclosures including information about significant inputs, judgements, assumptions and methods used in measurement

In November 2020, the FASB issued ASU 2020-11 which deferred the effective date of the amendments in ASU 2018-12 for all insurance entities. ASU 2018-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. Early adoption is allowed.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

The Company continues to progress with implementation efforts and the evaluation of the impact that adoption of this guidance will have on the Company’s financial statements. Due to its extensive nature, the adoption of the ASU is expected to have a significant impact on the Company’s financial statements, as well as systems, processes and controls. Effective January 1, 2023, the new guidance will be adopted using the modified retrospective approach, except for MRBs which will use the full retrospective approach. The Company has created a governance framework and implementation plan to ensure timely adoption of the guidance. In preparation for implementation, the Company continues to refine key accounting policy decisions, modernize processes and update internal controls. These changes include modifications of actuarial valuation systems, data sourcing, analytical procedures and reporting processes. The impact on total equity of applying this ASU is estimated to be less than the current amount of reported AOCI as of December 31, 2021. The impact on total equity is mostly driven by the DAC and URR updates to amortize DAC and URR on a constant level basis, remove amortization associated with unrealized gains or losses, and excluding future deferrals in the calculation of the DAC and URR balances.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters

ASU2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting

The amendments in this ASU provide optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.	This ASU is effective as of March 12, 2020 through December 31, 2022. On December 15, 2021, the FASB tentatively approved deferring the sunset date of the guidance in Topic 848 to December 31, 2024.	The Company is currently assessing the applicability of the optional expedients and exceptions provided under the ASU. Management is evaluating the impact that adoption of this guidance will have on the Company’s financial statements.

Investments

The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in OCI, net of allowance for credit losses, policy related amounts and deferred income taxes. Prior to January 1, 2020, the amortized cost of fixed maturities was adjusted for impairments in value deemed to be other than temporary which were recognized in Investment gains (losses), net. With the adoption of the new Financial Instruments-Credit Losses standard, changes in credit losses are recognized in investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include REITs, perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer. Effective January 1, 2021, the Company began classifying certain preferred stock as equity securities to better reflect the economics and nature of these securities. These preferred stock securities are reported in other equity investments.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment. The Company’s management, with the assistance of its investment advisors, evaluates AFS debt securities that experienced a decline in fair value below amortized cost for credit losses which are evaluated in accordance with the new financial instruments credit losses guidance effective January 1, 2020. The remainder of the unrealized loss related to other factors, if any, is recognized in OCI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s IUS Committee, of various indicators of credit deterioration to determine whether the investment security has experienced a credit loss. This assessment includes, but is not limited to, consideration of the severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

The Company recognizes an allowance for credit losses on AFS debt securities with a corresponding adjustment to earnings rather than a direct write down that reduces the cost basis of the investment, and credit losses are limited to the amount by which the security’s amortized cost basis exceeds its fair value. Any improvements in estimated credit losses on AFS debt securities are recognized immediately in earnings. Management does not use the length of time a security has been in an unrealized loss position as a factor, either by itself or in combination with other factors, to conclude that a credit loss does not exist, as they were permitted to do prior to January 1, 2020.

When the Company determines that there is more than 50% likelihood that it is not going to recover the principal and interest cash flows related to an AFS debt security, the security is placed on nonaccrual status and the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in a timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting allowance is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Write-offs of AFS debt securities are recorded when all or a portion of a financial asset is deemed uncollectible. Full or partial write-offs are recorded as reductions to the amortized cost basis of the AFS debt security and deducted from the allowance in the period in which the financial assets are deemed uncollectible. The Company elected to reverse accrued interest deemed uncollectible as a reversal of interest income. In instances where the Company collects cash that it has previously written off, the recovery will be recognized through earnings.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the financial statements on a trade-date basis.

Units in AB are carried on the equity method and reported in Other invested assets with equity in earnings reported in Net investment income (loss).

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity and interest rate futures and equity options, all of which may be exchange-traded or contracted in the OTC market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the balance sheets either as assets within “other invested assets” or as liabilities within “other liabilities.” The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk. All changes in the fair value of the Company’s freestanding derivative positions, including net receipts and payments, are included in “net derivative gains (losses)” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and the allowance for credit losses. The Company calculates the allowance for credit losses in accordance with the CECL model in order to provide for the risk of credit losses in the lending process. Prior to the adoption of CECL on January 1, 2020, mortgage loans were stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances were based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan was collateral dependent. For commercial mortgage loans, an allowance for credit loss was typically recommended when management believed it was probable that principal and interest would not be collected according to the contractual terms.

Expected credit losses for loans with similar risk characteristics are estimated on a collective (i.e., pool) basis in order to meet CECL’s risk of loss concept which requires the Company to consider possibilities of loss, even if remote.

For collectively evaluated mortgages, the Company estimates the allowance for credit losses based on the amortized cost basis of its mortgages over their expected life using a PD / LGD model. The PD/LGD model incorporates the Company’s reasonable and supportable forecast of macroeconomic information over a specified period. The length of the reasonable and supportable forecast period is reassessed on a quarterly basis and may be adjusted as appropriate over time to be consistent with macroeconomic conditions and the environment as of the reporting date. For periods beyond the reasonable and supportable forecast period, the model reverts to historical loss information. The PD and LGD are estimated at the loan-level based on loans’ current and forecasted risk characteristics as well as macroeconomic forecasts. The PD is estimated using both macroeconomic conditions as well as individual loan risk characteristics including LTV ratios, DSC ratios, seasoning, collateral type, geography, and underlying credit. The LGD is driven primarily by the type and value of collateral, and secondarily by expected liquidation costs and time to recovery.

For individually evaluated mortgages, the Company continues to recognize a valuation allowance on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value.

The CECL model is configured to the Company’s specifications and takes into consideration the detailed risk attributes of each discrete loan in the mortgage portfolio which include, but are not limited to the following:

•	LTV ratio — Derived from current loan balance divided by the fair market value of the property. An LTV ratio in excess of 100% indicates an underwater mortgage.

•	DSC ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•	Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•	Other — Any other factors such as maturity, borrower/tenant related issues, payment status, property condition, or current economic conditions may call into question the performance of the loan.

Mortgage loans that do not share similar risk characteristics with other loans in the portfolio are individually evaluated quarterly by the Company’s IUS Committee. The allowance for credit losses on these individually evaluated mortgages is a loan-specific reserve as a result of the loan review process that is recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral. The individually assessed allowance for mortgage loans can increase or decrease from period to period based on such factors.

Individually assessed loans may include, but are not limited to, mortgages that have deteriorated in credit quality such as a TDR and reasonably expected TDRs, mortgages for which foreclosure is probable, and mortgages which have been classified as “potential problem” or “problem” loans within the Company’s IUS Committee processes as described below.

Within the IUS process, commercial mortgages 60 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgage loans. Based on its monthly monitoring of mortgages, a class of potential problem mortgage loans are also identified, consisting of mortgage loans not currently classified as problem mortgage loans but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being modified. The decision whether to classify a performing mortgage loan as a potential problem involves judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

Individually assessed mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is not probable. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. The Company charges off loan balances and accrued interest that are deemed uncollectible.

The components of amortized cost for mortgage loans on the balance sheets excludes accrued interest amounts because the Company presents accrued interest receivables within other assets. Once mortgage loans are placed on nonaccrual status, the Company reverses accrued interest receivable against interest income. Since the nonaccrual policy results in the timely reversal of accrued interest receivable, the Company does not record an allowance for credit losses on accrued interest receivable.

Net Investment Income (Loss), Investment Gains (Losses), Net, and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the allowance for credit losses are included in investment gains (losses), net.

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to insurance liability loss recognition, DAC and URR related to UL policies, and investment-type products.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

See Note 6 of the Notes to these Financial Statements for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to UL and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from group health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves including URR net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, changes in embedded derivatives and the reserve of products that have indexed features such as IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in equity as of the balance sheet date.

A significant assumption in the amortization of DAC relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a RTM approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. As of December 31, 2021, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (5.8% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.8% net of product weighted average Separate Accounts fees) and 0.0% (-1.2% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

DAC associated with traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as premiums ceded (assumed); and amounts due from reinsurers (amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, policy charges and fee income, and policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other income or other operating costs and expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.5% to 4.5% of life insurance liabilities and a rate of 0.25% for retained annuity liabilities.

Liabilities for unpaid claims and claim adjustment expenses are established for the Company’s employee benefits products which include the following Group products: long-term and short-term disability, life insurance, vision, dental, critical Illness, and accident. Unpaid claim and claim adjustment expenses consist of (i) claim reserves for known claims that are unpaid as of the balance sheet date; (ii) Incurred But Not Reported reserves for claims where the insured event occurred but has not yet been reported to the Company or the insured has not yet satisfied elimination period to be eligible for the benefits; and (iii) claim adjustment expense reserves for settling the claim run-out. The Company determines Incurred But Not Reported reserves and reviews the claim reserves for the long-term disability claims provided by a reinsurer managing the claims on the Company’s behalf. The claim adjustment expense reserves are set based on the Company’s anticipated cost associated with claim administration expenses on the run-out of business.

For long-term disability (“LTD”) the claim reserves for the reported claims are calculated as the present value of the net monthly LTD benefits (Social Security and other offsets may be estimated if unknown) and the best estimate probabilities of the claimant remaining disabled for a given benefit payment which are based on a termination rates table adjusted for experience. Should the offsets be estimated, they are estimated using the claimant’s salary, duration of disability and the probability of the offset award.

The disability termination rates vary based on the insured’s age at disability, gender, elimination period, the duration of disability, social security status and the number of months remaining in the benefit period. The rates account for the probabilities of both recovery and death. The reserves vary with plan provisions such as monthly benefit, offsets, own occupation period, benefit duration, cost of living adjustment (“COLA”), and minimum and maximum benefits. The discount rate assumptions for these liabilities are set annually and are based on projected investment returns for the asset portfolios. The interest rate is locked in for each claimant based on the year of disability.

For long-term disability, critical illness, and group accident the incurred but not reported reserves are determined using the expected loss ratio method, where the expected loss ratio is applied to the premiums to determine ultimate liabilities. For dental and vision the incurred but not reported reserves are determined using completion factors, where these factors complete paid-to-date claims to the ultimate liability based on past experience. For short-term disability and group life the incurred but not reported reserves are determined using a combination of expected loss ratio and completion factor methods.

The Company has issued and continues to offer certain variable annuity products with GMDB and/or contain a GMLB (collectively, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. These reserves are recorded within future policy benefits and other policyholders’

liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

For products that have a GMIB feature with no-lapse guarantee rider (“GMIBNLG”), the GMIBNLG is considered an embedded derivative and are discussed further under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income, major medical, and group business. At December 31, 2021, the Company established premium deficiency reserves of $10 million due to higher losses on our employee benefits products. The Company had no premium deficiency reserves at December 31, 2020.

Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses has been exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. If needed, we accrue for these PFBL using a dynamic approach that changes over time as the projection of future losses change. As of December 31, 2021, no PFBL reserve was required.

URR primarily relates to the variable and universal life products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and are generally amortized over the expected life of the contract in proportion to the product’s estimated gross profits, consistent with DAC.

As a member of the FHLB, the Company has access to collateralized borrowings. Collateralized borrowings require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral, and are reported in policyholders’ account balances in the balance sheets. The Company had no collateralized borrowings outstanding at December 31, 2021 or 2020.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Changes in the fair value of embedded and freestanding derivatives are reported in net derivative gains (losses). Embedded derivatives in direct contracts are reported in future policyholders’ benefits and other policyholders’ liabilities at fair value in the balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under Arizona Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the statements of income (loss).

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in the statements of income (loss). Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as trading securities, at fair value in the balance sheets.

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and DSI assets.

However, the Company updates its assumptions as needed in the event it becomes aware of economic conditions or events that could require a change in assumptions that it believes may have a significant impact to the carrying value of product liabilities and assets and consequently materially impact its earnings in the period of the change.

Our annual review in the third quarter of 2020 resulted in an immaterial increase in income (loss) from operations, before income taxes of $2 million and increased net income (loss) by $2 million.

In 2020, in addition to the annual review, the Company updated its assumptions in the first quarter due to the extraordinary economic conditions driven by the COVID-19 pandemic. The first quarter update included an update to the interest rate assumption to grade from the current interest rate environment to an ultimate five-year historical average over a 10-year period. As such, the 10-year U.S. Treasury yield grades from the current level to an ultimate 5-year average of 2.25%.

Impact of Assumption Updates

The net impact of assumption changes during 2021 was an increase in policy charges and fee income of $2 million, an increase in policyholders’ benefits of $10 million, and increased amortization of DAC of $4 million. This resulted in a decrease in income (loss) from operations, before income taxes of $12 million and decreased net income (loss) by $9 million.

The net impact of assumption changes during 2020 was a decrease in policy charges and fee income by $9 million, decreased policyholders’ benefits by $1 million, and increased amortization of DAC by $8 million. This resulted in a decrease in income (loss) from operations, before income taxes of $16 million and decreased net income (loss) by $13 million. The 2020 impacts related to assumption updates were primarily driven by the first quarter updates.

The net impact of assumption changes during 2019 was an increase in policy charges and fee income by $14 million, a decrease in policyholders’ benefits by $8 million, and increased amortization of DAC by $39 million. This resulted in a decrease in income (loss) from operations, before income taxes of $17 million and decreased net income (loss) by $14 million.

Model Changes

We updated our models in the third quarter of 2021 to better reflect our crediting rate strategy on indexed universal life products. This resulted in an increase in income (loss) from operations, before income taxes of $21 million and increased net income (loss) by $17 million.

There was no material impact from model changes during the years ended December 31, 2020 or 2019 to our income (loss) from continuing operations, before income taxes or net income (loss).

3)	INVESTMENTS

Fixed Maturities AFS

Accounting for credit impairments of fixed maturities classified as AFS has changed from a direct write-down, or OTTI approach to an allowance for credit loss model starting in 2020 upon adoption of CECL (see Note 2 of the Notes to these Financial Statements).

The components of fair value and amortized cost for fixed maturities classified as AFS on the balance sheets excludes accrued interest receivable because the Company elected to present accrued interest receivable within other assets. Accrued interest receivable on AFS fixed maturities as of December 31, 2021 was $20 million. There was no accrued interest written off for AFS fixed maturities for the years ended December 31, 2021 and 2020.

The following tables provide information relating to the Company’s fixed maturities classified as AFS. Comparative tables as of December 31, 2021 include OTTI, reported net of tax in OCI and in AOCI until realized.

AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2021:
Fixed Maturities:
Corporate(1)	$2,237	$—	$135	$10	$2,362
U.S. Treasury, government and agency	66	—	1	1	66
States and political subdivisions	31	—	3	—	34
Asset-backed(2)	30	—	—	—	30
Commercial mortgage-backed	80	—	—	—	80
Redeemable preferred stock(3)	—	—	—	—	—

Total at December 31, 2021	$2,444	$—	$139	$11	$2,572

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)

December 31, 2020:
Fixed Maturities:
Corporate(1)	$2,082	$—	$242	$2	$2,322
U.S. Treasury, government and agency	61	—	2	—	63
States and political subdivisions	27	—	3	—	30
Asset-backed(2)	4	—	1	—	5
Commercial mortgage-backed	—	—	—	—	—
Redeemable preferred stock(3)	23	—	2	—	25

Total at December 31, 2020	$2,197	$—	$250	$2	$2,445

(1)	Corporate fixed maturities include both public and private issues.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities. and other asset types.
(3)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Financial Statements).

The contractual maturities of AFS fixed maturities as of December 31, 2021 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2021:
Contractual maturities:
Due in one year or less	$44	$44
Due in years two through five	572	604
Due in years six through ten	860	907
Due after ten years	858	907

Subtotal	2,334	2,462
Asset-backed	30	30
Commercial mortgage-backed	80	80

Total at December 31, 2021	$2,444	$2,572

The following table shows proceeds from sales, gross gains (losses) from sales and credit losses for AFS fixed maturities for the years ended December 31, 2021, 2020 and 2019:

Proceeds from Sales, Gross Gains (Losses) from Sales and Credit Losses for AFS Fixed Maturities

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Proceeds from sales	$302	$153	$101

Gross gains on sales	$8	$5	$1

Gross losses on sales	$(4)	$(4)	$(1)

Credit losses(1)	$—	$—	$—

(1)

Commencing with the Company’s adoption of ASU 2016-13 on January 1, 2020, credit losses on AFS debt securities were recognized as an allowance for credit losses. Prior to this, credit losses on AFS fixed maturities were recognized as OTTI.

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.

AFS Fixed Maturities — Credit Loss Impairments

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance, beginning of period	$2	$2	$5
Previously recognized impairments on securities that matured, paid, prepaid or sold	—	—	(3)
Recognized impairments on securities impaired to fair value this period(1)	—	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	—	—	—
Additional credit losses this period on securities previously impaired	—	—	—
Increases due to passage of time on previously recorded credit losses	—	—	—
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—	—

Balance, end of period	$2	$2	$2

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.

Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2021	$248	$(111)	$37	$(36)	$138
Net investment gains (losses) arising during the period	(114)	—	—	—	(114)
Reclassification adjustment:
Included in net income (loss)	(4)	—	—	—	(4)
Other(1)	(2)	—	—	—	(2)
Impact of net unrealized investment gains (losses)	—	65	(9)	12	68

Net unrealized investment gains (losses) excluding credit losses	128	(46)	28	(24)	86
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2021	$128	$(46)	$28	$(24)	$86

Balance, January 1, 2020	$101	$(53)	$12	$(12)	$48
Net investment gains (losses) arising during the period	148	—	—	—	148
Reclassification adjustment:
Included in net income (loss)	(1)	—	—	—	(1)
Impact of net unrealized investment gains (losses)	—	(58)	25	(24)	(57)

Net unrealized investment gains (losses) excluding credit losses	248	(111)	37	(36)	138
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2020	$248	$(111)	$37	$(36)	$138

Balance, January 1, 2019	$(57)	$48	$(6)	$3	$(12)

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Net investment gains (losses) arising during the period	$158	$—	$—	$—	$158
Reclassification adjustment:
Included in net income (loss)	—	—	—	—	—
Impact of net unrealized investment gains (losses)	—	(101)	18	(15)	(98)

Net unrealized investment gains (losses) excluding credit losses	101	(53)	12	(12)	48
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—

Balance, December 31, 2019	$101	$(53)	$12	$(12)	$48

(1)	Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments (see Note 2 of the Notes to these Consolidated Financial Statements- Investments).

The following tables disclose the fair values and gross unrealized losses of the 119 issues as of December 31, 2021 and the 14 issues as of December 31, 2020 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2021:
Fixed Maturities:
Corporate	$243	$4	$111	$6	$354	$10
U.S. Treasury, government and agency	45	1	2	—	47	1
Total at December 31, 2021	$288	$5	$113	$6	$401	$11

December 31, 2020:
Fixed Maturities:
Corporate	$52	$1	$3	$1	$55	$2

Total at December 31, 2020	$52	$1	$3	$1	$55	$2

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.1% of total corporate securities. The largest exposures to a single issuer of corporate securities held as of December 31, 2021 and 2020 were $27 million and $28 million, respectively, representing 3.8% and 3.5% of the equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). As of December 31, 2021 and 2020, respectively, approximately $10 million and $26 million, or 0.4% and 1.2%, of the $2,444 million and $2,197 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $0 million and $1 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, respectively, the $6 million and $1 million of gross unrealized losses of twelve months or more were concentrated in corporate securities. In accordance with the policy described in Note 2 of the Notes to these Financial Statements, the Company concluded that an allowance for credit losses for these securities was not warranted at either December 31, 2021 or 2020. As of December 31, 2021 and 2020, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

Based on the Company’s evaluation both qualitatively and quantitatively of the drivers of the decline in fair value of fixed maturity securities as of December 31, 2021, the Company determined that the unrealized loss was primarily due to increases in credit spreads and changes in credit ratings.

Mortgage Loans on Real Estate

The Company held two commercial mortgage loans with a carrying value of $17 million at December 31, 2021 and 2020. The loans were issued prior to 2017 for apartment complex properties located in the Mid-Atlantic region. The loans were current as of December 31, 2021 and 2020 with LTV ratios between 0%-50% and DSC ratios greater than 2.0x.

Accrued interest receivable as of December 31, 2021 and 2020 was $0 million and no accrued interest was written off for the years ended December 31, 2021 and 2020. The allowance for credit losses was $0 million as of December 31, 2021 and 2020, with a change of $0 million for the years then ended.

As of December 31, 2021 and 2020, the Company had no loans for which foreclosure was probable included within the individually assessed mortgage loans, and accordingly had no associated allowance for credit losses.

Equity Method Investments

The following table presents the Company’s investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $0 million and $63 million at December 31, 2021 and 2020, respectively. The Company transferred the AB units to its parent in May 2021 as a return of capital. The Company’s investment in AB, an affiliate, is included in Other invested assets at December 31, 2020:

	Year Ended December 31,
	2021	2020
	(in millions)
Balance at January 1 ,	$63	$63
Equity in net income (loss)	3	8
Dividends received	(5)	(8)
Dividend to parent	(61)	—

Balance at December 31,	$—	$63

The tables below detail the condensed balance sheets and statements of income (loss) of AB and the Company’s equity investment and equity in income (loss) of AB.

	Year Ended December 31,
	2021	2020
	(in millions)
Balance Sheets:
Total Assets	$10,510	$9,698
Total Liabilities	5,928	5,484
Redeemable non-controlling interest	421	102
Total Partners Capital	4,161	4,112

	Year Ended December 31,
	2021	2020
	(in millions)
Total Liabilities and Partners Capital	$10,510	$9,698

Equitable America’s Equity investment in AB	$—	$63

	Year Ended December 31,
	2021	2020	2019
Statement of Income (loss)	(in millions)
Total Revenues	$4,442	$3,709	$3,518
Total Expenses	3,225	2,801	2,695
Net Income (Loss)	1,154	862	782

Equitable America’s Equity Income (loss) of AB	$3	$8	$7

Net Investment Income (Loss)

The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Fixed maturities	$83	$74	$61
Mortgage loans on real estate	1	1	1
Other equity investments	3	—	—
Policy loans	3	3	3
Equity in income (loss) from AB	3	8	7
Other investment income	—	—	2

Gross investment income (loss)	93	86	74
Investment expenses	(3)	(3)	(3)

Net investment income (loss)	$90	$83	$71

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. The Company does not designate any derivatives as hedge accounting. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts can be used in these hedging programs, including exchange traded equity and interest rate futures contracts as well as equity options. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets.

Derivatives Utilized to Hedge Crediting Rate Exposure on MSO and IUL Products/Investment Options

The Company hedges crediting rates in the MSO that are in the variable life insurance products and IUL insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

The following table presents the gross notional amount and estimated fair value of the Company’s derivatives:

Derivative Instruments by Category

	December 31, 2021			December 31, 2020
	Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
	(in millions)
Derivatives:(1)
Equity contracts:
Futures	$295	$—	$—	$278	$—	$—
Options	59	8	5	59	13	10
Interest rate contracts:
Futures	120	—	—	—	—	—
Other contracts:
Margin	—	18	—	—	17	—
Collateral	—	—	3	—	—	3

Total:	474	26	8	337	30	13

Embedded derivatives:
MSO and IUL indexed features(2)	—	—	132	—	—	131

Total embedded derivatives	—	—	132	—	—	131

Total derivative instruments	$474	$26	$140	$337	$30	$144

(1)	Reported in other invested assets in the balance sheets.
(2)	Reported in policyholders’ account balances in the balance sheets.

The following table presents the effects of derivative instruments on the statements of income and comprehensive income (loss).

	Year Ended December 31,
	2021	2020	2019
	Net Derivatives Gain(Losses)(1)
	(in millions)
Derivatives:
Equity contracts:
Futures	$68	$25	$78
Options	3	3	18
Interest rate contracts:
Futures	1	—	—
Total:	72	28	96

Embedded Derivatives:
MSO and IUL indexed features	(73)	(44)	(92)

Total Embedded Derivatives	(73)	(44)	(92)

Total Derivatives	$(1)	$(16)	$4

(1)	Reported in net derivative gains (losses) in the statements of income (loss).

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based futures contracts as of December 31, 2021 and 2020 are exchange-traded and net settled daily in cash. As of December 31, 2021 and 2020, respectively, the Company had open exchange-traded futures positions on: (i) the S&P 500, Nasdaq, Russell 2000 and Emerging Market indices, having initial margin requirements of $14 million and $16 million and (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $3 million and $0 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. As of December 31, 2021 and 2020, respectively, the Company held $3 million and $3 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2021 and 2020:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2021

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$26	$8	$18	$—	$18
Other financial assets	1	—	1	—	1

Other invested assets	$27	$8	$19	$—	$19

Liabilities:
Derivative liabilities	$8	$8	$—	$—	$—
Other financial liabilities	42	—	42	—	42

Other liabilities	$50	$8	$42	$—	$42

(1)	Financial instruments sent (held).

Offsetting of Financial Assets and Liabilities and Derivative Instruments

As of December 31, 2020

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Derivative assets	$30	$13	$17	$—	$17
Other financial instruments	65	—	65	—	65

Other invested assets	$95	$13	$82	$—	$82

Liabilities:
Derivative liabilities	$13	$13	$—	$—	$—
Other financial liabilities	72	—	72	—	72

Other liabilities	$85	$13	$72	$—	$72

(1)	Financial instruments sent (held).

5)	DAC

Changes in the DAC asset for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Balance, beginning of year	$477	$471	$555
Capitalization of commissions, sales and issue expenses	122	95	108
Amortization:
Impact of assumptions updates and model changes	(4)	(8)	(39)
All other	(21)	(23)	(53)

Total amortization	(25)	(31)	(92)
Change in unrealized investment gains and losses	63	(58)	(100)

Balance, end of year	$637	$477	$471

6)	FAIR VALUE DISCLOSURES

U.S. GAAP establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Fair value measurements are required on a non-recurring basis for certain assets only when an impairment or other events occur. As of December 31, 2021 and 2020, no assets or liabilities were required to be measured at fair value on a non-recurring basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

Fair Value Measurements as of December 31, 2021

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$2,351	$11	$2,362
U.S. Treasury, government and agency	—	66	—	66
States and political subdivisions	—	34	—	34
Asset-backed(2)	—	30	—	30
Commercial mortgage-backed	—	80	—	80
Redeemable preferred stock	—	—	—	—

Total fixed maturities, AFS	—	2,561	11	2,572
Other equity investments	—	23	—	23
Other invested assets:
Trading securities	1	—	—	1
Options	—	3	—	3

Total other invested assets	1	3	—	4
Cash equivalents	106	—	—	106
Separate Accounts assets	3,384	7	—	3,391

Total Assets	$3,491	$2,594	$11	$6,096

	Level 1	Level 2	Level 3	Total
	(in millions)
Liabilities:
MSO and IUL indexed features’ liability	$—	$132	$—	$132

Total Liabilities	$—	$132	$—	$132

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.

Fair Value Measurements as of December 31, 2020

	Level 1	Level 2	Level 3	Total

	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate(1)	$—	$2,308	$14	$2,322
U.S. Treasury, government and agency	—	63	—	63
States and political subdivisions	—	30	—	30
Asset-backed(2)	—	5	—	5
Redeemable preferred stock	2	23	—	25

Total fixed maturities, AFS	2	2,429	14	2,445
Other equity investments	—	—	—	—
Other invested assets:
Trading securities	1	—	—	1
Options	—	3	—	3

Total other invested assets	1	3	—	4
Cash equivalents	128	—	—	128
Separate Accounts assets	2,591	7	—	2,598

Total Assets	$2,722	$2,439	$14	$5,175

Liabilities:
MSO and IUL indexed features’ liability	$—	$131	$—	$131

Total Liabilities	$—	$131	$—	$131

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.

Public Fixed Maturities

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

Private Fixed Maturities

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

Freestanding Derivative Positions

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 of the Notes to these Financial Statements are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Level Classifications of the Company’s Financial Instruments

Financial Instruments Classified as Level 1

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Financial Instruments Classified as Level 2

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as IUL and the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

Financial Instruments Classified as Level 3

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

Transfers of Financial Instruments Between Levels 2 and 3

During the year ended December 31, 2021, there were no AFS fixed maturities transferred out of Level 3 and into Level 2 or AFS fixed maturities transferred out of Level 2 and into Level 3.

During the year ended December 31, 2020, fixed maturities with fair values of $5 million were were transferred from Level 2 into the Level 3 classification principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. These transfers in the aggregate represent approximately 0.6% of total equity as of December 31, 2020.

The tables below present reconciliations for all Level 3 assets and liabilities for the years ended December 31, 2021, 2020 and 2019, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions
	(in millions)
Balance, January 1, 2021	$14	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	—	—
Investment gains (losses), net	—	—

Subtotal	—	—

Other comprehensive income (loss)	—	—
Purchases	1	—
Sales	(4)	—
Transfers into Level 3(1)	—	—
Transfers out of Level 3(1)	—	—

Balance, December 31, 2021	$11	$—

Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period.	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$—	$—

Balance, January 1, 2020	$10	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	—	—
Investment gains (losses), net	—	—

Subtotal	—	—
Other comprehensive income (loss)	—	—
Purchases	—	—
Sales	(1)	—
Transfers into Level 3(1)	5	—
Transfers out of Level 3(1)	—	—

Balance, December 31, 2020	$14	$—

	Corporate	State and Political Subdivisions
(in millions)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period.	$—	$—

Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$—	$—

Balance, January 1, 2019	$11	$1
Total gains (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	—	—
Investment gains (losses), net	—	—

Subtotal	—	—
Other comprehensive income (loss)	—	—
Purchases	—	—
Sales	(1)	(1)
Transfers into Level 3(1)	—	—
Transfers out of Level 3(1)	—	—

Balance, December 31, 2019	$10	$—

Balance, Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period.	$—	$—

Balance, Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$—	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

Quantitative and Qualitative Information about Level 3 Fair Value Measurements

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2021 and 2020, respectively.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2021

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$9	Matrix pricing model	Spread over Benchmark	70 bps - 145 bps	104 bps

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2020

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$6	Matrix pricing model	Spread over benchmark	195 bps	195 bps

Level 3 Financial Instruments for which Quantitative Inputs are Not Available

Certain Privately Placed Debt Securities with Limited Trading Activity

Excluded from the tables above as of December 31, 2021 and 2020, respectively, are approximately $2 million and $8 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

•	The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Carrying Value of Financial Instruments Not Otherwise Disclosed in Note 3 and Note 4 of the Notes to these Financial Statements

The carrying values and fair values as of December 31, 2021 and 2020 for financial instruments not otherwise disclosed in Note 3 and Note 4 of the Notes to these Financial Statements are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2021:
Mortgage loans on real estate	$17	$—	$—	$18	$18
Policy loans	$238	$—	$—	$292	$292
Policyholders’ liabilities: Investment contracts	$120	$—	$—	$124	$124
December 31, 2020:
Mortgage loans on real estate	$17	$—	$—	$18	$18
Policy loans	$229	$—	$—	$291	$291
Policyholders’ liabilities: Investment contracts	$129	$—	$—	$142	$142

Mortgage Loans on Real Estate

Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

Policy Loans

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

Policyholder Liabilities — Investment Contracts and Separate Accounts Liabilities

The fair values for deferred annuities and certain annuities, which are included in policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as the Company’s association plans contracts, supplementary contracts not involving life contingencies, Access Accounts and Escrow Shield Plus product reserves are held at book value.

Financial Instruments Exempt from Fair Value Disclosure or Otherwise Not Required to be Disclosed

Exempt from Fair Value Disclosure Requirements

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, and pension and other postretirement obligations.

7)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB and GMIB Features

The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•	Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include an annual reset.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without NLG Rider Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without a NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the balance sheets in future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the balance sheets in amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and No NLG Feature

Year Ended December 31, 2021, 2020 and 2019

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)
Balance, January 1, 2019	$5	$(5)	$2	$(2)
Paid guarantee benefits	—	—	—	—
Other changes in reserve	—	—	—	—

Balance, December 31, 2019	5	(5)	2	(2)
Paid guarantee benefits	—	—	—	—
Other changes in reserve	(1)	1	(1)	1

Balance, December 31, 2020	4	(4)	1	(1)
Paid guarantee benefits	—	—	—	—
Other changes in reserve	1	(1)	—	—

Balance, December 31, 2021	$5	$(5)	$1	$(1)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features and the liability for MSO and IUL indexed features are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 6 of the Notes to these Financial Statements.

Account Values and Net Amount at Risk

Account Values and NAR for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2021 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features as of December 31, 2021

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions, except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$—	$—	$—	$—	$—
Separate Accounts	216	56	—	—	272

Total Account Values	$216	$56	$—	$—	$272

NAR, gross(1)	$—	$—	$—	$—	$—

NAR, net of amounts reinsured(1)	$—	$—	$—	$—	$—

Average attained age of policyholders (in years)	59.4	61.4	N/A	N/A	59.8
Percentage of policyholders over age 70	10.7%	13.3%	N/A	N/A	11.3%
Range of contractually specified interest rates	N/A	N/A	N/A	N/A	N/A

Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$—	$—	$—
Separate Accounts	—	—	270	—	270

Total Account Values	$—	$—	$270	$—	$270

NAR, gross(1)	$—	$—	$—	$—	$—

NAR, net of amounts reinsured(1)	$—	$—	$—	$—	$—

Average attained age of policyholders (in years)	N/A	N/A	64.1	N/A	64.1
Weighted average years remaining until annuitization	N/A	N/A	10.0	N/A	10.0
Range of contractually specified interest rates	N/A	N/A	—%	N/A	—%

(1)	Amounts reported for NAR are $0 as the values are less than $1 million at December 31, 2021.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through

Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2021		2020(1)
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$27	$5	$—	$—
Fixed income	6	2	—	—
Balanced	238	263	—	—
Other	1	—	—	—

Total	$272	$270	$—	$—

(1)	No investment in variable insurance trust mutual funds at December 31, 2020 due to the initial offering of Retirement Cornerstone in February 2021.

Hedging Programs for GMDB and GMIB Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Retirement Cornerstone series of variable annuity products. This program utilizes derivative contracts, such as exchange-traded equity and interest rate futures contracts as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on these products to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the NLG liabilities, reflected in future policy benefits and other policyholders’ liabilities in the balance sheets, is summarized in the table below.

	2020
	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance, January 1, 2019	$4	$(2)	$2
Paid guarantee benefits	—	—	—
Other changes in reserves	—	—	—

Balance, December 31, 2019	4	(2)	2
Paid guarantee benefits	—	—	—
Other changes in reserves	2	(1)	1

Balance, December 31, 2020	6	(3)	3
Paid guarantee benefits	—	—	—
Other changes in reserves	—	—	—

Balance, December 31, 2021	$6	$(3)	$3

8)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Direct premiums	$201	$149	$113
Reinsurance assumed	—	1	1
Reinsurance ceded	(44)	(44)	(47)

Premiums	$157	$106	$67

Direct charges and fee income	$333	$323	$307
Reinsurance ceded	(58)	(62)	(62)

Policy charges and fee income	$275	$261	$245

Direct policyholders’ benefits	$402	$360	$238
Reinsurance ceded	(163)	(176)	(131)

Policyholders’ benefits	$239	$184	$107

Direct interest credited to policyholders’ account balances	$139	$148	$154
Reinsurance ceded	(57)	(58)	(70)

Interest credited to policyholders’ account balances	$82	$90	$84

Ceded Reinsurance

In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2021, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to die policies. For amounts applied for in excess of those limits, reinsurance is ceded to Equitable Financial up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to die policies. For amounts issued in excess of these limits, reinsurance is typically obtained from unaffiliated third parties. These reinsurance arrangements obligate the reinsurers to pay a portion of any death claim in excess of the amount the Company retains in exchange for an agreed-upon premium.

Equitable America has a quota share arrangement with AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. The contract is now closed to new business.

Beginning in 2015, group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 9 of the Notes to these Financial Statements.

9)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into related party transactions that are described herein.

On May 14, 2021, the Company transferred its investment in AB to its parent EFS as a non-cash dividend (non-cash financing activity for purposes of cash flow), which subsequently distributed such units to Holdings. The units were transferred at their carrying value of $61 million.

Under Equitable America’s service agreement with Equitable Financial, personnel services, employee benefits, facilities, supplies and equipment are provided to Equitable America to conduct its business. The associated costs related to the service agreement are allocated to Equitable America based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support Equitable America. As a result of such allocations, Equitable America incurred expenses of $132 million, $133 million, and $133 million during 2021, 2020, and 2019, respectively.

Equitable America incurred distribution fee charges from Equitable Network, LLC of $136 million, $90 million, and $106 million in 2021, 2020, and 2019, respectively, and from Equitable Distributors, LLC of $59 million, $55 million, and $52 million in 2021, 2020, and 2019, respectively, for distributing Equitable America’s products.

In addition to the Equitable Financial service agreement, Equitable America has various other service and investment advisory agreements with AB. The amount of expenses incurred by Equitable America related to these agreements were $2 million, $2 million, and $2 million for 2021, 2020, and 2019, respectively.

Equitable America cedes a portion of its life business through excess of retention treaties to Equitable Financial on a yearly renewal term basis and reinsured the no-lapse guarantee riders through EQ AZ Life Re Company on a 90% first dollar quota share basis. The letter of credit amount as of December 31, 2021 was $45 million and is guaranteed by Holdings. Premiums earned from the above mentioned affiliated reinsurance transactions during 2021, 2020 and 2019, were $7 million, $6 million and $5 million, respectively. There were no claims ceded for any of the years.

10)	SHARE-BASED COMPENSATION PROGRAMS

Certain employees of Equitable Financial who perform services for the Company participate in various share-based payment arrangements sponsored by Equitable Financial or Holdings. The Company was allocated $3 million, $3 million, and $3 million of compensation costs, included in compensation and benefits in the statements of income (loss), for share-based payment arrangements during the years ended December 31, 2021, 2020, and 2019, respectively.

11)	INCOME TAXES

A summary of the income tax (expense) benefit in the statements of income (loss) follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)

Income tax (expense) benefit:
Current (expense) benefit	$—	$40	$(1)
Deferred (expense) benefit	5	(11)	14

Total	$5	$29	$13

The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21% . The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Expected income tax (expense) benefit	$4	$8	$12
Non-taxable investment income	1	1	1
Tax settlements/uncertain tax position release	—	8
Change in tax law	—	12

Income tax (expense) benefit	$5	$29	$13

On March 27 2020, in response to the COVID 19 pandemic, the Coronavirus AID, Relief, and Economic Security (CARES) Act was signed into law. Under the CARES Act, Net Operating Losses arising in tax years beginning after December 31, 2017 and before January 1, 2021 may be carried back five years. The impact on the Company’s financial statement was a tax benefit of $12 million.

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2010 through 2013 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $8 million.

The components of the net deferred income taxes are as follows:

	December 31,
	2021		2020
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Net operating loss and credits	24	—	7	—
Reserves and reinsurance	193	—	189	—
DAC	—	66	—	43
Unrealized investment gains (losses)	—	27	—	52
Investments	—	131	—	128
Other	24	—	24	—

Total	$241	$224	$220	$223

The Company has Federal net operating loss carryforwards of $100 million and $23 million, for the years ending December 31, 2021 and 2020, respectively, which do not expire.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Balance at January 1,	$1	$4	$4
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	—	(3)	—
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	—	—

Balance at December 31,	$1	$1	$4

Unrecognized tax benefits that, if recognized, would impact the effective rate	$1	$1	$4

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2021, tax years 2014 and subsequent remain subject to examination by the IRS.

12)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2021, 2020, and 2019 follow:

	December 31,
	2021	2020
	(in millions)
Unrealized gains (losses) on investments	$86	$138

Accumulated other comprehensive income (loss)	$86	$138

The components of OCI, net of taxes for the years ended December 31, 2021, 2020 and 2019, follow:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period	$(90)	$117	$125
(Gains) losses reclassified into net income (loss) during the period(1)	(5)	(1)	—

Net unrealized gains (losses) on investments	(95)	116	125
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	43	(26)	(65)

Other comprehensive income (loss), net of adjustments (net of deferred income tax expense (benefit) of, $(13), $24, and $16)	(52)	90	60

Other comprehensive income (loss)	$(52)	$90	$60

(1)

See “Reclassification adjustment” in Note 3 of the Notes to these Financial Statements. Reclassification amounts presented net of income tax expense (benefit) of $1 million, $0 million, and $0 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and credit losses of AFS securities and are included in total investment gains (losses), net on the statements of income (loss). Amounts presented in the table above are net of tax.

13)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which Equitable America does business. These actions and proceedings involve, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. Equitable America, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on Equitable America’s financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

Guarantees and Other Commitments

The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2021.

14)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2021, 2020 and 2019, respectively, Equitable America’s statutory net income (loss) totaled $(44) million, $(20) million and $(30) million. Statutory surplus, Capital stock and AVR totaled $338 million and $457 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021, Equitable America, in accordance with various government and state regulations, had $7 million of securities on deposit with such government or state agencies.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of Arizona, Equitable America is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to EFS.

Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2022. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

On April 13, 2021, the Company was granted permission by the Arizona Department of Insurance and Financial Institutions to pay an extraordinary distribution of its 2.6 million AB units to its parent, EFS. On May 14, 2021, the Company recorded the transfer of the units as a return of capital at its carrying value of $61 million.

Intercompany Reinsurance

Equitable America reinsured the no lapse guarantee riders contained in certain variable and interest-sensitive life policies to EQ AZ Life Re. Equitable America receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re held letters of credit ($45 million at December 31, 2021 and 2020). These letters of credit were guaranteed by Holdings.

Prescribed and Permitted Accounting Practices

As of December 31, 2021 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and Financial Institutions and those prescribed by NAIC Accounting Practices and Procedures effective as of December 31, 2021.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with SAP and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein L.P. (“AllianceBernstein”) under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP; (g) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; (h) the fair valuing of all acquired assets and liabilities including intangible assets required for GAAP purchase accounting is not recognized in SAP; (i) reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset; (j) under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and (k) derivatives unrealized gains and losses recognized in surplus under SAP but in income under GAAP.

15)	UNPAID CLAIM AND CLAIM EXPENSES

The liability for unpaid claims and claim expenses as of December 31, 2021 and 2020 is as follows:

Liability for Unpaid Claims and Claim Expenses

	December 31
	2021	2020
	(in millions)
Gross Balance at January 1,	40	29
Less Reinsurance	15	12

Net Balance at January 1,	25	17

Incurred Claims (net) Related to:
Current Year	139	78
Prior Year	11	(3)

Total Incurred	150	75

Paid Claims (net) Related to:
Current Year	101	57
Prior Year	19	10

Total Paid	120	67

Net Balance at December 31,	55	25
Add Reinsurance	23	15

Gross Balance at December 31,	$78	$40

The table below presents incurred claims development as of December 31, 2021, net of reinsurance, cumulative claims frequency, and the total incurred but not reported liability (“IBNR”) for Equitable America’s long-term disability business:

	2021	2020	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$1	$2	$2	$2	$2		113
2018	4	4	4	5			191
2019	5	6	7				265
2020	9	10					371
2021	16					5	391

Cumulative LTD Incurred Claims	$35	$22	$13	$7	$2	$5

The table below presents incurred claims development as of December 31, 2020, net of reinsurance, cumulative claims frequency, and total IBNR for Equitable America’s long-term disability business:

	2020	2019	2018	2017	IBNR	Claim Frequency
Long-term Disability
Incurral Year
2017	$2	$2	$2	$2		113
2018	4	4	5			191
2019	6	7				265
2020	10				3	345

Cumulative LTD Incurred Claims	$22	$13	$7	$2	$3

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

Equitable America discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the best estimate GAAP rates by year of incurral.

The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2021 and 2020:

	December 31,
	2021	2020
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reinsurance	$35	$22
Subtract Cumulative LTD Paid Claims, net of reinsurance	(12)	(7)
Subtract Impact of LTD Discounting, net of reinsurance	(3)	(2)

LTD liabilities for unpaid claim and claim expense, net of reinsurance	20	13

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	20	13
Other short-duration contracts, net of reinsurance	35	12

Total liabilities for unpaid claim and claim expense, net of reinsurance	55	25

Reinsurance Recoverable on unpaid claims
Long-term disability	21	13
Other short-duration contracts	2	2

Total Reinsurance Recoverable	23	15

Total liability for unpaid claim and claim expense	$78	$40

16)	REVENUES FROM EXTERNAL CUSTOMERS

Revenue from external customers, by product, is shown in the table that follows:

	December 31,
	2021	2020	2019
	(in millions)
Individual Variable Annuity Products
Premiums	$—	$—	$—
Fees	2	—	—
Others	3	3	2

Total	$5	$3	$2

Life Insurance Products
Premiums	$—	$1	$1
Fees	310	284	262
Others	2	2	3

Total	$312	$287	$266

	December 31,
	2021	2020	2019
	(in millions)
Employee Benefit Products
Premiums	$157	$105	$66
Fees	—	—	—
Others	—	—	1

Total	$157	$105	$67

Other
Premiums	$—	$—	$—
Fees	—	—	—
Others	—	—	2

Total	$—	$—	$2

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2021

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$66	$66	$66
State, municipalities and political subdivisions	31	34	34
Public utilities	292	303	303
All other corporate bonds	1,945	2,059	2,059
Asset-backed	30	30	30
Commercial mortgage-backed	80	80	80

Total fixed maturities, AFS	2,444	2,572	2,572
Mortgage loans on real estate(2)	17	18	17
Policy loans	238	292	238
Other equity investments	21	23	23
Other invested assets	19	19	19

Total Investments	$2,739	$2,924	$2,869

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

SCHEDULE IV

REINSURANCE (1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2021
Life insurance in-force	$93,301	$18,697	$—	$74,604	—%

Premiums:
Life insurance and annuities	$85	$24	$—	$61	—%
Accident and health	116	20	—	96	—%

Total premiums	$201	$44	$—	$157	—%

2020
Life insurance in-force	$82,162	$22,785	$766	$60,143	1.3%

Premiums:
Life insurance and annuities	$77	$30	$1	$48	3.0%
Accident and health	72	14	—	58	—%

Total premiums	$149	$44	$1	$106	0.9%

2019
Life insurance in-force	$76,120	$24,343	$420	$52,197	0.8%

Premiums:
Life insurance and annuities	$71	$37	$1	$35	3.1%
Accident and health	42	10	—	32	—%

Total premiums	$113	$47	$1	$67	1.5%

(1)	Includes amounts related to the discontinued group life and health business.